UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	03-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Fund

March 31, 2009

Disciplined Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.5%

AEROSPACE & DEFENSE ― 2.5%
General Dynamics Corp.	1,069	$ 44,460
Goodrich Corp.	2,724	103,212
L-3 Communications Holdings, Inc.	927	62,850
Raytheon Co.	186	7,243
United Technologies Corp.	1,758	75,559
		293,324
AIR FREIGHT & LOGISTICS ― 0.2%
C.H. Robinson Worldwide, Inc.	601	27,412

BEVERAGES ― 3.0%
Coca-Cola Co. (The)	5,500	241,725
PepsiCo, Inc.	1,994	102,651
		344,376
BIOTECHNOLOGY ― 4.0%
Amgen, Inc.(1)	41	2,030
Celgene Corp.(1)	2,223	98,701
Cubist Pharmaceuticals, Inc.(1)	1,301	21,284
CV Therapeutics, Inc.(1)	116	2,306
Gilead Sciences, Inc.(1)	4,265	197,555
Isis Pharmaceuticals, Inc.(1)	3,745	56,213
Myriad Genetics, Inc.(1)	1,796	81,664
		459,753
CAPITAL MARKETS ― 0.2%
Federated Investors, Inc., Class B	438	9,750
Goldman Sachs Group, Inc. (The)	130	13,783
Morgan Stanley	185	4,212
		27,745
CHEMICALS ― 3.3%
Agrium, Inc.	500	17,895
CF Industries Holdings, Inc.	819	58,255
FMC Corp.	1,848	79,723
Monsanto Co.	749	62,242
Scotts Miracle-Gro Co. (The), Class A	2,222	77,103
Terra Industries, Inc.	3,210	90,169
		385,387
COMMERCIAL SERVICES & SUPPLIES ― 0.4%
Pitney Bowes, Inc.	1,904	44,458

COMMUNICATIONS EQUIPMENT ― 5.1%
Cisco Systems, Inc.(1)	17,819	298,825
F5 Networks, Inc.(1)	1,975	41,376
InterDigital, Inc.(1)	498	12,858
Juniper Networks, Inc.(1)	2,658	40,030
QUALCOMM, Inc.	4,617	179,647
Research In Motion Ltd.(1)	485	20,889
		593,625
COMPUTERS & PERIPHERALS ― 5.4%
Apple, Inc.(1)	2,731	287,083
EMC Corp.(1)	12,027	137,108

Disciplined Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Hewlett-Packard Co.	4,460	$ 142,987
QLogic Corp.(1)	4,882	54,288
		621,466
CONSTRUCTION & ENGINEERING ― 1.0%
Fluor Corp.	2,858	98,744
Shaw Group, Inc. (The)(1)	412	11,293
		110,037
CONTAINERS & PACKAGING ― 0.1%
Silgan Holdings, Inc.	126	6,620

DIVERSIFIED CONSUMER SERVICES ― 2.4%
Apollo Group, Inc., Class A(1)	1,708	133,788
H&R Block, Inc.	4,936	89,786
ITT Educational Services, Inc.(1)	415	50,389
		273,963
DIVERSIFIED FINANCIAL SERVICES ― 0.7%
IntercontinentalExchange, Inc.(1)	77	5,734
Moody's Corp.	2,035	46,642
NYSE Euronext	1,439	25,758
		78,134
ELECTRICAL EQUIPMENT ― 1.3%
Emerson Electric Co.	4,962	141,814
First Solar, Inc.(1)	64	8,493
		150,307
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.8%
Dolby Laboratories, Inc., Class A(1)	2,641	90,085

ENERGY EQUIPMENT & SERVICES ― 2.5%
FMC Technologies, Inc.(1)	971	30,460
National Oilwell Varco, Inc.(1)	3,492	100,255
Noble Corp.	2,441	58,804
Schlumberger Ltd.	1,604	65,155
Transocean Ltd.(1)	654	38,481
		293,155
FOOD & STAPLES RETAILING ― 4.4%
BJ's Wholesale Club, Inc.(1)	1,166	37,300
CVS Caremark Corp.	3,138	86,264
Kroger Co. (The)	1,757	37,284
Safeway, Inc.	1,604	32,385
SYSCO Corp.	1,874	42,727
Wal-Mart Stores, Inc.	5,175	269,617
		505,577
FOOD PRODUCTS ― 1.0%
Archer-Daniels-Midland Co.	532	14,779
Hershey Co. (The)	3,056	106,196
		120,975
HEALTH CARE EQUIPMENT & SUPPLIES ― 4.5%
Baxter International, Inc.	3,054	156,426
C.R. Bard, Inc.	510	40,657
Edwards Lifesciences Corp.(1)	1,104	66,936
Gen-Probe, Inc.(1)	1,340	61,077
Masimo Corp.(1)	1,243	36,022
Medtronic, Inc.	1,026	30,236

Disciplined Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

St. Jude Medical, Inc.(1)	625	$ 22,707
Varian Medical Systems, Inc.(1)	3,264	99,356
		513,417
HEALTH CARE PROVIDERS & SERVICES ― 0.9%
Express Scripts, Inc.(1)	1,518	70,086
Quest Diagnostics, Inc.	709	33,663
		103,749
HOTELS, RESTAURANTS & LEISURE ― 2.7%
Choice Hotels International, Inc.	1,218	31,449
McDonald's Corp.	3,126	170,586
Panera Bread Co., Class A(1)	212	11,851
WMS Industries, Inc.(1)	4,939	103,274
		317,160
HOUSEHOLD PRODUCTS ― 2.5%
Church & Dwight Co., Inc.	2,011	105,035
Clorox Co.	2,074	106,769
Colgate-Palmolive Co.	713	42,053
Procter & Gamble Co. (The)	742	34,941
		288,798
INDUSTRIAL CONGLOMERATES ― 0.2%
3M Co.	140	6,961
Carlisle Cos., Inc.	618	12,131
		19,092
INSURANCE ― 1.7%
Aflac, Inc.	4,434	85,842
American Financial Group, Inc.	2,291	36,771
Aspen Insurance Holdings Ltd.	1,499	33,668
Prudential Financial, Inc.	1,100	20,922
Unum Group	1,239	15,487
		192,690
INTERNET & CATALOG RETAIL ― 1.8%
Amazon.com, Inc.(1)	1,367	100,393
Netflix, Inc.(1)	2,495	107,085
		207,478
INTERNET SOFTWARE & SERVICES ― 2.7%
Google, Inc., Class A(1)	701	243,990
Sohu.com, Inc.(1)	1,329	54,901
VistaPrint Ltd.(1)	268	7,367
		306,258
IT SERVICES ― 7.2%
Accenture Ltd., Class A	4,507	123,898
Alliance Data Systems Corp.(1)	2,842	105,012
Broadridge Financial Solutions, Inc.	3,371	62,734
Global Payments, Inc.	907	30,303
International Business Machines Corp.	4,787	463,812
NeuStar, Inc., Class A(1)	1,599	26,783
Western Union Co. (The)	1,779	22,362
		834,904
LIFE SCIENCES TOOLS & SERVICES ― 0.4%
Life Technologies Corp.(1)	421	13,674

Disciplined Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Thermo Fisher Scientific, Inc.(1)	956	$ 34,101
		47,775
MACHINERY ― 2.2%
Bucyrus International, Inc.	877	13,313
Cummins, Inc.	949	24,152
Deere & Co.	407	13,378
Flowserve Corp.	1,803	101,185
Navistar International Corp.(1)	3,029	101,350
		253,378
MEDIA ― 0.5%
Comcast Corp., Class A	988	13,476
DISH Network Corp., Class A(1)	4,019	44,651
		58,127
METALS & MINING ― 0.4%
Compass Minerals International, Inc.	288	16,235
Reliance Steel & Aluminum Co.	1,253	32,991
		49,226
MULTILINE RETAIL ― 1.5%
Dollar Tree, Inc.(1)	1,998	89,011
Family Dollar Stores, Inc.	2,437	81,323
		170,334
MULTI-UTILITIES ― 0.4%
PG&E Corp.	1,200	45,864

OIL, GAS & CONSUMABLE FUELS ― 5.6%
Arch Coal, Inc.	779	10,415
ConocoPhillips	205	8,028
Exxon Mobil Corp.	2,142	145,870
Hess Corp.	1,152	62,438
Massey Energy Co.	2,191	22,173
Murphy Oil Corp.	2,279	102,031
Occidental Petroleum Corp.	2,481	138,068
Overseas Shipholding Group, Inc.	52	1,179
Peabody Energy Corp.	2,421	60,622
Southwestern Energy Co.(1)	1,152	34,203
Valero Energy Corp.	1,098	19,654
W&T Offshore, Inc.	2,800	17,220
Williams Cos., Inc. (The)	1,730	19,687
		641,588
PERSONAL PRODUCTS ― 0.2%
Avon Products, Inc.	1,212	23,307

PHARMACEUTICALS ― 6.7%
Abbott Laboratories	2,475	118,057
Allergan, Inc.	535	25,552
Bristol-Myers Squibb Co.	2,508	54,975
Eli Lilly & Co.	3,105	103,738
Endo Pharmaceuticals Holdings, Inc.(1)	548	9,689
Johnson & Johnson	3,676	193,358
Merck & Co., Inc.	1,266	33,865
Schering-Plough Corp.	9,393	221,205
Sepracor, Inc.(1)	1,233	18,076
		778,515

Disciplined Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

PROFESSIONAL SERVICES ― 0.3%
IHS, Inc., Class A(1)	934	$ 38,462

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.3%
Simon Property Group, Inc.	933	32,319

ROAD & RAIL ― 0.8%
CSX Corp.	1,154	29,831
Union Pacific Corp.	1,641	67,461
		97,292
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.2%
Altera Corp.	341	5,985
Amkor Technology, Inc.(1)	7,474	20,030
Broadcom Corp., Class A(1)	3,100	61,938
Intel Corp.	15,716	236,526
LSI Corp.(1)	22,898	69,610
National Semiconductor Corp.	6,588	67,659
Texas Instruments, Inc.	1,273	21,017
		482,765
SOFTWARE ― 7.9%
Activision Blizzard, Inc.(1)	6,228	65,145
Adobe Systems, Inc.(1)	6,403	136,960
FactSet Research Systems, Inc.	30	1,500
Microsoft Corp.	26,582	488,311
Oracle Corp.(1)	8,895	160,733
salesforce.com, inc.(1)	83	2,716
Symantec Corp.(1)	3,651	54,546
		909,911
SPECIALTY RETAIL ― 2.5%
Aeropostale, Inc.(1)	665	17,662
GameStop Corp., Class A(1)	1,349	37,799
Gap, Inc. (The)	3,508	45,569
Ross Stores, Inc.	345	12,379
TJX Cos., Inc. (The)	4,919	126,123
Tractor Supply Co.(1)	1,414	50,989
		290,521
TEXTILES, APPAREL & LUXURY GOODS ― 0.2%
Polo Ralph Lauren Corp.	492	20,787

TOBACCO ― 1.5%
Lorillard, Inc.	289	17,843
Philip Morris International, Inc.	3,417	121,577
Reynolds American, Inc.	977	35,015
		174,435
WIRELESS TELECOMMUNICATION SERVICES ― 0.4%
American Tower Corp., Class A(1)	1,350	41,081

TOTAL COMMON STOCKS
(Cost $14,349,380)		11,365,632
TEMPORARY CASH INVESTMENTS — 2.4%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	77,829	77,829

Disciplined Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Value

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 10/31/13, valued at $203,912), in a joint trading account at 0.10%, dated 3/31/09, due 4/1/09 (Delivery value $200,001)
$ 200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $277,829)	277,829

TOTAL INVESTMENT SECURITIES — 100.9%
(Cost $14,627,209)	11,643,461
OTHER ASSETS AND LIABILITIES — (0.9)%	(108,088)
TOTAL NET ASSETS — 100.0%	$11,535,373

Notes to Schedule of Investments

(1)	Non-income producing.

Disciplined Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 11,443,461
Level 2 - Other Significant Observable Inputs	200,000
Level 3 - Significant Unobservable Inputs	-
$ 11,643,461

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 14,705,035
Gross tax appreciation of investments	$ 462,398
Gross tax depreciation of investments	(3,523,972)
Net tax appreciation (depreciation) of investments	$ (3,061,574)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Growth Fund

March 31, 2009

Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 101.2%

AEROSPACE & DEFENSE ― 2.9%
General Dynamics Corp.	359,147	$ 14,936,924
Goodrich Corp.	364,134	13,797,037
L-3 Communications Holdings, Inc.	30,700	2,081,460
Northrop Grumman Corp.	278,471	12,152,474
Raytheon Co.	105,099	4,092,555
		47,060,450
AIR FREIGHT & LOGISTICS ― 1.1%
C.H. Robinson Worldwide, Inc.	41,474	1,891,629
FedEx Corp.	75,349	3,352,277
United Parcel Service, Inc., Class B	237,347	11,682,220
		16,926,126
AIRLINES ― 0.1%
Southwest Airlines Co.	189,086	1,196,914

AUTO COMPONENTS ― 0.4%
Autoliv, Inc.	83,400	1,548,738
Magna International, Inc., Class A	134,599	3,600,523
TRW Automotive Holdings Corp.(1)	410,458	1,321,675
		6,470,936
BEVERAGES ― 2.1%
Coca-Cola Co. (The)	428,113	18,815,566
PepsiCo, Inc.	293,618	15,115,455
		33,931,021
BIOTECHNOLOGY ― 3.0%
Amgen, Inc.(1)	520,511	25,775,705
Celgene Corp.(1)	165,194	7,334,613
Cephalon, Inc.(1)	26,617	1,812,618
Gilead Sciences, Inc.(1)	252,496	11,695,615
Isis Pharmaceuticals, Inc.(1)	83,863	1,258,783
		47,877,334
CAPITAL MARKETS ― 3.6%
Bank of New York Mellon Corp. (The)	366,462	10,352,551
BlackRock, Inc.	31,448	4,089,498
Blackstone Group LP (The)	428,073	3,103,529
Federated Investors, Inc., Class B	158,115	3,519,640
Goldman Sachs Group, Inc. (The)	130,101	13,793,308
Knight Capital Group, Inc., Class A(1)	198,324	2,923,296
Morgan Stanley	309,300	7,042,761
Northern Trust Corp.	137,231	8,209,158
Raymond James Financial, Inc.	151,028	2,975,252
T. Rowe Price Group, Inc.	52,894	1,526,521
		57,535,514
CHEMICALS ― 2.2%
CF Industries Holdings, Inc.	168,514	11,986,401
FMC Corp.	129,803	5,599,701
Monsanto Co.	59,381	4,934,561
Mosaic Co. (The)	1,462	61,375
Terra Industries, Inc.	428,592	12,039,149
		34,621,187

Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMERCIAL BANKS ― 1.4%
Bank of Montreal	69,742	$ 1,820,964
PNC Financial Services Group, Inc.	54,574	1,598,472
Royal Bank of Canada	13,606	393,486
Toronto-Dominion Bank (The)	149,631	5,174,240
U.S. Bancorp.	113,234	1,654,349
Valley National Bancorp.	34,109	421,928
Wells Fargo & Co.	804,179	11,451,509
		22,514,948
COMMERCIAL SERVICES & SUPPLIES ― 0.7%
Pitney Bowes, Inc.	379,125	8,852,569
Waste Management, Inc.	124,035	3,175,296
		12,027,865
COMMUNICATIONS EQUIPMENT ― 2.8%
Cisco Systems, Inc.(1)	1,397,083	23,429,082
F5 Networks, Inc.(1)	60,721	1,272,105
Motorola, Inc.	245,291	1,037,581
Polycom, Inc.(1)	108,191	1,665,059
QUALCOMM, Inc.	391,315	15,226,067
Tellabs, Inc.(1)	577,715	2,645,935
		45,275,829
COMPUTERS & PERIPHERALS ― 3.3%
Apple, Inc.(1)	216,513	22,759,846
EMC Corp.(1)	802,434	9,147,748
Hewlett-Packard Co.	426,979	13,688,947
Lexmark International, Inc., Class A(1)	372,772	6,288,664
NCR Corp.(1)	83,910	667,084
QLogic Corp.(1)	82,734	920,002
		53,472,291
CONSTRUCTION & ENGINEERING ― 1.2%
EMCOR Group, Inc.(1)	321,058	5,512,566
Fluor Corp.	274,390	9,480,174
Shaw Group, Inc. (The)(1)	104,611	2,867,388
URS Corp.(1)	20,696	836,325
		18,696,453
CONSUMER FINANCE ― 0.2%
Capital One Financial Corp.	156,992	1,921,582
Discover Financial Services	305,971	1,930,677
		3,852,259
CONTAINERS & PACKAGING ― 0.2%
Rock-Tenn Co., Class A	90,858	2,457,709
Sonoco Products Co.	35,527	745,356
		3,203,065
DIVERSIFIED CONSUMER SERVICES ― 1.0%
Apollo Group, Inc., Class A(1)	85,477	6,695,413
H&R Block, Inc.	509,051	9,259,638
		15,955,051
DIVERSIFIED FINANCIAL SERVICES ― 2.3%
Bank of America Corp.	1,225,170	8,355,659
Citigroup, Inc.	928,728	2,349,682

Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

JPMorgan Chase & Co.	975,737	$ 25,935,090
		36,640,431
DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.2%
AT&T, Inc.	1,365,484	34,410,197
Embarq Corp.	39,125	1,480,881
Verizon Communications, Inc.	517,864	15,639,493
Windstream Corp.	33,382	269,059
		51,799,630
ELECTRIC UTILITIES ― 1.2%
Entergy Corp.	127,539	8,684,131
Exelon Corp.	46,870	2,127,429
FPL Group, Inc.	180,124	9,137,691
Pepco Holdings, Inc.	3,732	46,575
		19,995,826
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.5%
Celestica, Inc.(1)	2,126,137	7,569,048

ENERGY EQUIPMENT & SERVICES ― 1.5%
Diamond Offshore Drilling, Inc.	60,526	3,804,664
National Oilwell Varco, Inc.(1)	201,858	5,795,343
Noble Corp.	240,706	5,798,608
Patterson-UTI Energy, Inc.	99,250	889,280
Schlumberger Ltd.	173,345	7,041,274
		23,329,169
FOOD & STAPLES RETAILING ― 3.9%
Kroger Co. (The)	80,166	1,701,123
Safeway, Inc.	605,594	12,226,943
SUPERVALU, INC.	443,673	6,335,650
SYSCO Corp.	469,896	10,713,629
Wal-Mart Stores, Inc.	613,045	31,939,644
		62,916,989
FOOD PRODUCTS ― 2.8%
Archer-Daniels-Midland Co.	585,309	16,259,884
Dean Foods Co.(1)	145,189	2,625,017
General Mills, Inc.	100,992	5,037,481
Hershey Co. (The)	135,433	4,706,297
J.M. Smucker Co. (The)	237,626	8,856,321
Kraft Foods, Inc., Class A	341,062	7,602,272
		45,087,272
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.2%
Becton, Dickinson & Co.	60,640	4,077,434
Boston Scientific Corp.(1)	825,320	6,561,294
C.R. Bard, Inc.	133,605	10,650,991
Gen-Probe, Inc.(1)	67,159	3,061,107
Hospira, Inc.(1)	16,833	519,466
St. Jude Medical, Inc.(1)	121,477	4,413,259
STERIS Corp.	206,489	4,807,064
Varian Medical Systems, Inc.(1)	49,209	1,497,922
		35,588,537
HEALTH CARE PROVIDERS & SERVICES ― 1.7%
AMERIGROUP Corp.(1)	13,208	363,748
Express Scripts, Inc.(1)	130,965	6,046,654

Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Humana, Inc.(1)	142,390	$ 3,713,531
Magellan Health Services, Inc.(1)	63,035	2,296,996
Omnicare, Inc.	159,521	3,906,669
Owens & Minor, Inc.	95,423	3,161,364
Quest Diagnostics, Inc.	9,937	471,809
WellPoint, Inc.(1)	203,194	7,715,276
		27,676,047
HOTELS, RESTAURANTS & LEISURE ― 1.3%
McDonald's Corp.	269,032	14,681,076
Panera Bread Co., Class A(1)	76,584	4,281,046
Starwood Hotels & Resorts Worldwide, Inc.	27,546	349,834
WMS Industries, Inc.(1)	105,750	2,211,233
		21,523,189
HOUSEHOLD DURABLES ― 0.7%
NVR, Inc.(1)	24,707	10,568,419

HOUSEHOLD PRODUCTS ― 2.9%
Clorox Co.	130,237	6,704,601
Colgate-Palmolive Co.	53,890	3,178,432
Kimberly-Clark Corp.	62,808	2,896,077
Procter & Gamble Co. (The)	718,159	33,818,107
		46,597,217
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.1%
Mirant Corp.(1)	585,376	6,673,286
NRG Energy, Inc.(1)	588,696	10,361,050
		17,034,336
INDUSTRIAL CONGLOMERATES ― 1.7%
3M Co.	155,500	7,731,460
General Electric Co.	1,978,898	20,006,659
		27,738,119
INSURANCE ― 2.1%
ACE Ltd.	126,867	5,125,427
American Financial Group, Inc.	132,648	2,129,000
Aspen Insurance Holdings Ltd.	201,825	4,532,989
Berkshire Hathaway, Inc., Class A(1)	94	8,149,800
Chubb Corp.	120,167	5,085,467
Endurance Specialty Holdings Ltd.	40,124	1,000,693
MetLife, Inc.	210,154	4,785,207
Odyssey Re Holdings Corp.	4,839	183,543
Prudential Financial, Inc.	182,284	3,467,042
		34,459,168
INTERNET & CATALOG RETAIL ― 0.5%
Amazon.com, Inc.(1)	56,193	4,126,814
Netflix, Inc.(1)	100,299	4,304,833
		8,431,647
INTERNET SOFTWARE & SERVICES ― 1.5%
Google, Inc., Class A(1)	58,334	20,303,732
Sohu.com, Inc.(1)	100,011	4,131,454
		24,435,186
IT SERVICES ― 4.4%
Accenture Ltd., Class A	275,416	7,571,186
Affiliated Computer Services, Inc., Class A(1)	74,516	3,568,571

Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Alliance Data Systems Corp.(1)	151,279	$ 5,589,759
Broadridge Financial Solutions, Inc.	216,318	4,025,678
International Business Machines Corp.	419,712	40,665,896
SAIC, Inc.(1)	197,713	3,691,302
Visa, Inc., Class A	89,782	4,991,879
		70,104,271
LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Polaris Industries, Inc.	104,586	2,242,324

MACHINERY ― 1.1%
AGCO Corp.(1)	654,256	12,823,418
Dover Corp.	48,947	1,291,222
Flowserve Corp.	59,567	3,342,900
		17,457,540
MEDIA ― 2.1%
CBS Corp., Class B	577,976	2,219,428
Comcast Corp., Class A	1,414,856	19,298,636
DISH Network Corp., Class A(1)	175,112	1,945,494
Interpublic Group of Cos., Inc. (The)(1)	144,837	596,728
Time Warner Cable, Inc.	90,818	2,252,281
Time Warner, Inc.	361,809	6,982,913
		33,295,480
METALS & MINING ― 0.3%
Cliffs Natural Resources, Inc.	86,282	1,566,881
Compass Minerals International, Inc.	35,632	2,008,576
United States Steel Corp.	50,255	1,061,888
		4,637,345
MULTILINE RETAIL ― 1.7%
Dollar Tree, Inc.(1)	236,240	10,524,492
Family Dollar Stores, Inc.	496,446	16,566,403
		27,090,895
MULTI-UTILITIES ― 0.9%
CenterPoint Energy, Inc.	984,704	10,270,462
Public Service Enterprise Group, Inc.	126,342	3,723,299
		13,993,761
OIL, GAS & CONSUMABLE FUELS ― 13.0%
Alpha Natural Resources, Inc.(1)	131,974	2,342,539
Anadarko Petroleum Corp.	283,157	11,011,976
Apache Corp.	108,450	6,950,561
Chevron Corp.	543,188	36,523,961
ConocoPhillips	701,363	27,465,375
Devon Energy Corp.	111,460	4,981,147
Exxon Mobil Corp.	1,362,743	92,802,798
Frontline Ltd.	99,623	1,732,444
McMoRan Exploration Co.(1)	286,407	1,346,113
Occidental Petroleum Corp.	215,917	12,015,781
Peabody Energy Corp.	152,858	3,827,564
Sunoco, Inc.	90,226	2,389,184
Valero Energy Corp.	295,190	5,283,901
		208,673,344
PHARMACEUTICALS ― 8.6%
Abbott Laboratories	294,489	14,047,125

Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Eli Lilly & Co.	370,222	$ 12,369,117
Endo Pharmaceuticals Holdings, Inc.(1)	135,236	2,390,973
Forest Laboratories, Inc.(1)	206,090	4,525,736
Johnson & Johnson	815,019	42,870,000
King Pharmaceuticals, Inc.(1)	675,638	4,776,761
Merck & Co., Inc.	515,772	13,796,901
Pfizer, Inc.	1,687,939	22,989,729
Schering-Plough Corp.	521,166	12,273,459
Sepracor, Inc.(1)	213,994	3,137,152
Watson Pharmaceuticals, Inc.(1)	163,221	5,077,805
		138,254,758
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.2%
Host Hotels & Resorts, Inc.	126,906	497,471
Simon Property Group, Inc.	77,476	2,683,769
		3,181,240
ROAD & RAIL ― 0.9%
Burlington Northern Santa Fe Corp.	71,192	4,282,199
CSX Corp.	98,392	2,543,433
Norfolk Southern Corp.	92,993	3,138,514
Union Pacific Corp.	128,693	5,290,569
		15,254,715
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.5%
Analog Devices, Inc.	73,300	1,412,491
Applied Materials, Inc.	414,276	4,453,467
Broadcom Corp., Class A(1)	154,560	3,088,109
Intel Corp.	912,116	13,727,346
Linear Technology Corp.	154,899	3,559,579
LSI Corp.(1)	1,082,748	3,291,554
National Semiconductor Corp.	51,433	528,217
Skyworks Solutions, Inc.(1)	495,387	3,992,819
Texas Instruments, Inc.	327,608	5,408,808
		39,462,390
SOFTWARE ― 4.6%
Microsoft Corp.	2,347,073	43,115,731
Novell, Inc.(1)	290,495	1,237,509
Oracle Corp.(1)	782,334	14,136,775
Quest Software, Inc.(1)	70,903	899,050
Sybase, Inc.(1)	237,274	7,187,029
Symantec Corp.(1)	281,272	4,202,204
Synopsys, Inc.(1)	181,331	3,758,992
		74,537,290
SPECIALTY RETAIL ― 1.7%
AutoZone, Inc.(1)	27,228	4,427,817
Gap, Inc. (The)	931,385	12,098,691
Home Depot, Inc. (The)	192,590	4,537,421
RadioShack Corp.	197,796	1,695,112
Sherwin-Williams Co. (The)	62,577	3,252,127
Tractor Supply Co.(1)	20,920	754,375
		26,765,543
TEXTILES, APPAREL & LUXURY GOODS ― 0.2%
Polo Ralph Lauren Corp.	84,778	3,581,871

Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

TOBACCO ― 1.6%
Altria Group, Inc.	503,905	$ 8,072,558
Philip Morris International, Inc.	495,375	17,625,443
		25,698,001
TOTAL COMMON STOCKS
(Cost $1,999,011,545)		1,626,238,241
TEMPORARY CASH INVESTMENTS — 0.8%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	78,806	78,806

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 10/31/13, valued at $13,254,292), in a joint trading account at 0.10%, dated 3/31/09, due 4/1/09 (Delivery value $13,000,036)		13,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $13,078,806)		13,078,806

TOTAL INVESTMENT SECURITIES — 102.0%
(Cost $2,012,090,351)		1,639,317,047
OTHER ASSETS AND LIABILITIES — (2.0)%		(31,704,773)
TOTAL NET ASSETS — 100.0%		$1,607,612,274

Notes to Schedule of Investments

(1)	Non-income producing.

Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 1,626,317,047
Level 2 - Other Significant Observable Inputs	13,000,000
Level 3 - Significant Unobservable Inputs	-
$ 1,639,317,047

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 2,057,222,897
Gross tax appreciation of investments	$ 93,395,723
Gross tax depreciation of investments	(511,301,573)
Net tax appreciation (depreciation) of investments	$ (417,905,850)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund ’ s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligatio n to update or supplement the schedule to reflect subsequent changes. More information is available in the fund ’ s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Income & Growth Fund

March 31, 2009

Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 101.2%
AEROSPACE & DEFENSE ― 3.2%
Boeing Co.	241,007	$ 8,575,029
General Dynamics Corp.	148,844	6,190,422
Honeywell International, Inc.	53,112	1,479,700
Lockheed Martin Corp.	139,832	9,652,603
Northrop Grumman Corp.	523,308	22,837,161
Raytheon Co.	57,492	2,238,739
		50,973,654
AIR FREIGHT & LOGISTICS ― 0.2%
Expeditors International of Washington, Inc.	23,816	673,755
FedEx Corp.	38,880	1,729,771
United Parcel Service, Inc., Class B	17,098	841,563
		3,245,089
AUTO COMPONENTS ― 0.1%
Magna International, Inc., Class A	41,242	1,103,224

BEVERAGES ― 1.4%
Coca-Cola Co. (The)	112,279	4,934,662
Coca-Cola Enterprises, Inc.	490,712	6,472,491
Constellation Brands, Inc., Class A(1)	24,176	287,694
Molson Coors Brewing Co., Class B	219,036	7,508,554
Pepsi Bottling Group, Inc.	72,575	1,606,811
PepsiCo, Inc.	24,535	1,263,062
		22,073,274
BIOTECHNOLOGY ― 2.4%
Amgen, Inc.(1)	625,315	30,965,599
Cephalon, Inc.(1)	107,644	7,330,556
		38,296,155
CAPITAL MARKETS ― 2.1%
Bank of New York Mellon Corp. (The)	396,728	11,207,566
BlackRock, Inc.	16,264	2,114,971
Federated Investors, Inc., Class B	14,153	315,046
Goldman Sachs Group, Inc. (The)	24,940	2,644,139
Janus Capital Group, Inc.	184,336	1,225,834
Morgan Stanley	388,646	8,849,469
Northern Trust Corp.	104,704	6,263,393
T. Rowe Price Group, Inc.	54,454	1,571,543
		34,191,961
CHEMICALS ― 1.5%
CF Industries Holdings, Inc.	41,945	2,983,548
E.I. du Pont de Nemours & Co.	453,348	10,123,261
Terra Industries, Inc.	360,831	10,135,742
		23,242,551
COMMERCIAL BANKS ― 1.7%
Bank of Montreal	33,226	867,531
BB&T Corp.	64,004	1,082,948
Cullen/Frost Bankers, Inc.	19,193	900,919
International Bancshares Corp.	68,640	535,392
Regions Financial Corp.	32,503	138,463
Royal Bank of Canada	143,987	4,164,104

Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

SunTrust Banks, Inc.	109,320	$ 1,283,417
U.S. Bancorp.	585,560	8,555,031
Wells Fargo & Co.	639,013	9,099,545
		26,627,350
COMMERCIAL SERVICES & SUPPLIES ― 0.3%
R.R. Donnelley & Sons Co.	517,929	3,796,420
Republic Services, Inc.	14,767	253,254
		4,049,674
COMMUNICATIONS EQUIPMENT ― 1.7%
Cisco Systems, Inc.(1)	1,078,971	18,094,344
Motorola, Inc.	1,288,084	5,448,595
QUALCOMM, Inc.	87,915	3,420,773
		26,963,712
COMPUTERS & PERIPHERALS ― 3.4%
Apple, Inc.(1)	125,089	13,149,356
EMC Corp.(1)	263,001	2,998,211
Hewlett-Packard Co.	667,749	21,408,033
Lexmark International, Inc., Class A(1)	381,559	6,436,900
Western Digital Corp.(1)	531,513	10,279,462
		54,271,962
CONSTRUCTION & ENGINEERING ― 1.2%
EMCOR Group, Inc.(1)	508,520	8,731,288
Fluor Corp.	320,831	11,084,711
		19,815,999
CONSUMER FINANCE ― 0.3%
Capital One Financial Corp.	205,573	2,516,213
Discover Financial Services	245,818	1,551,112
		4,067,325
DIVERSIFIED CONSUMER SERVICES ― 0.1%
Apollo Group, Inc., Class A(1)	21,094	1,652,293

DIVERSIFIED FINANCIAL SERVICES ― 2.7%
Bank of America Corp.	1,118,513	7,628,259
Citigroup, Inc.	866,145	2,191,347
CME Group, Inc.	21,614	5,325,473
JPMorgan Chase & Co.	955,921	25,408,380
NYSE Euronext	168,405	3,014,450
		43,567,909
DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.2%
AT&T, Inc.	1,458,594	36,756,569
Embarq Corp.	33,340	1,261,919
Qwest Communications International, Inc.	1,587,659	5,429,794
Verizon Communications, Inc.	1,285,165	38,811,983
		82,260,265
ELECTRIC UTILITIES ― 2.8%
Duke Energy Corp.	49,133	703,585
Edison International	630,117	18,153,671
Entergy Corp.	30,000	2,042,700
Exelon Corp.	32,302	1,466,188
FPL Group, Inc.	358,693	18,196,496
Progress Energy, Inc.	93,006	3,372,397
		43,935,037

Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

ELECTRICAL EQUIPMENT ― 0.4%
Emerson Electric Co.	204,722	$ 5,850,955

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.3%
Celestica, Inc.(1)	1,239,591	4,412,944

ENERGY EQUIPMENT & SERVICES ― 0.3%
BJ Services Co.	111,329	1,107,724
National Oilwell Varco, Inc.(1)	43,264	1,242,109
Oil States International, Inc.(1)	52,897	709,878
Patterson-UTI Energy, Inc.	256,024	2,293,975
		5,353,686
FOOD & STAPLES RETAILING ― 3.0%
Kroger Co. (The)	315,836	6,702,040
Safeway, Inc.	292,431	5,904,182
SUPERVALU, INC.	359,185	5,129,162
Walgreen Co.	86,261	2,239,335
Wal-Mart Stores, Inc.	532,761	27,756,848
		47,731,567
FOOD PRODUCTS ― 3.2%
Archer-Daniels-Midland Co.	178,055	4,946,368
Bunge Ltd.	298,897	16,932,515
General Mills, Inc.	355,288	17,721,766
H.J. Heinz Co.	22,575	746,330
J.M. Smucker Co. (The)	119,453	4,452,013
Kellogg Co.	42,334	1,550,694
Kraft Foods, Inc., Class A	210,104	4,683,218
Tyson Foods, Inc., Class A	195	1,831
		51,034,735
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.1%
Baxter International, Inc.	238,529	12,217,455
Becton, Dickinson & Co.	273,181	18,368,691
Boston Scientific Corp.(1)	301,995	2,400,860
		32,987,006
HEALTH CARE PROVIDERS & SERVICES ― 0.9%
AMERIGROUP Corp.(1)	193,832	5,338,133
Express Scripts, Inc.(1)	44,656	2,061,768
Humana, Inc.(1)	138,451	3,610,802
McKesson Corp.	36,297	1,271,847
WellPoint, Inc.(1)	50,599	1,921,244
		14,203,794
HOTELS, RESTAURANTS & LEISURE ― 1.9%
McDonald's Corp.	520,487	28,402,975
WMS Industries, Inc.(1)	72,470	1,515,348
		29,918,323
HOUSEHOLD DURABLES ― 0.6%
Harman International Industries, Inc.	73,965	1,000,746
NVR, Inc.(1)	19,790	8,465,173
		9,465,919
HOUSEHOLD PRODUCTS ― 3.9%
Clorox Co.	99,914	5,143,572
Colgate-Palmolive Co.	32,111	1,893,907
Kimberly-Clark Corp.	512,107	23,613,254

Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Procter & Gamble Co. (The)	659,799	$ 31,069,935
		61,720,668
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.3%
NRG Energy, Inc.(1)	72,506	1,276,106
Reliant Energy, Inc.(1)	1,032,642	3,294,128
		4,570,234
INDUSTRIAL CONGLOMERATES ― 1.5%
3M Co.	65,907	3,276,896
General Electric Co.	2,089,745	21,127,322
		24,404,218
INSURANCE ― 3.1%
ACE Ltd.	385,637	15,579,735
American Financial Group, Inc.	212,733	3,414,365
Arch Capital Group Ltd.(1)	25,136	1,353,825
Aspen Insurance Holdings Ltd.	601,835	13,517,214
Axis Capital Holdings Ltd.	146,675	3,306,055
Endurance Specialty Holdings Ltd.	17,162	428,020
Principal Financial Group, Inc.	798,951	6,535,419
Prudential Financial, Inc.	63,606	1,209,786
Travelers Cos., Inc. (The)	85,538	3,476,264
		48,820,683
INTERNET & CATALOG RETAIL ― 0.1%
Netflix, Inc.(1)	48,588	2,085,397

INTERNET SOFTWARE & SERVICES ― 0.9%
Google, Inc., Class A(1)	33,129	11,530,880
Yahoo!, Inc.(1)	206,641	2,647,071
		14,177,951
IT SERVICES ― 5.3%
Accenture Ltd., Class A	587,794	16,158,457
Broadridge Financial Solutions, Inc.	43,431	808,251
Computer Sciences Corp.(1)	556,478	20,500,650
International Business Machines Corp.	454,633	44,049,391
MasterCard, Inc., Class A	20,655	3,459,299
		84,976,048
LEISURE EQUIPMENT & PRODUCTS ― 1.3%
Hasbro, Inc.	802,192	20,110,953

MACHINERY ― 0.5%
Caterpillar, Inc.	49,687	1,389,249
Dover Corp.	111,207	2,933,641
Parker-Hannifin Corp.	114,529	3,891,695
		8,214,585
MEDIA ― 2.0%
CBS Corp., Class B	1,038,101	3,986,308
Comcast Corp., Class A	770,123	10,504,478
Walt Disney Co. (The)	949,309	17,239,451
		31,730,237
METALS & MINING ― 1.3%
Freeport-McMoRan Copper & Gold, Inc.	158,166	6,027,706
Newmont Mining Corp.	36,431	1,630,652
Nucor Corp.	145,505	5,553,926
Southern Copper Corp.	324,628	5,655,020

Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

United States Steel Corp.	74,202	$ 1,567,888
		20,435,192
MULTI-INDUSTRY ― 0.1%
Financial Select Sector SPDR Fund	190,658	1,679,697

MULTILINE RETAIL ― 0.8%
Dollar Tree, Inc.(1)	24,431	1,088,401
Family Dollar Stores, Inc.	271,149	9,048,242
Macy's, Inc.	305,269	2,716,894
		12,853,537
MULTI-UTILITIES ― 0.5%
CenterPoint Energy, Inc.	131,509	1,371,639
PG&E Corp.	52,830	2,019,163
Public Service Enterprise Group, Inc.	133,333	3,929,323
		7,320,125
OFFICE ELECTRONICS ― 0.3%
Xerox Corp.	892,989	4,063,100

OIL, GAS & CONSUMABLE FUELS ― 14.9%
Apache Corp.	70,872	4,542,186
Chevron Corp.	782,969	52,646,836
ConocoPhillips	771,636	30,217,266
Exxon Mobil Corp.	1,483,331	101,014,841
Hess Corp.	73,674	3,993,131
Murphy Oil Corp.	47,731	2,136,917
Occidental Petroleum Corp.	492,547	27,410,241
Sunoco, Inc.	52,809	1,398,382
Valero Energy Corp.	629,228	11,263,181
W&T Offshore, Inc.	401,295	2,467,964
		237,090,945
PHARMACEUTICALS ― 9.0%
Bristol-Myers Squibb Co.	948,513	20,791,405
Eli Lilly & Co.	815,912	27,259,620
Johnson & Johnson	933,162	49,084,321
King Pharmaceuticals, Inc.(1)	861,359	6,089,808
Pfizer, Inc.	2,888,394	39,339,926
Wyeth	20,020	861,661
		143,426,741
PROFESSIONAL SERVICES ― 0.1%
Monster Worldwide, Inc.(1)	275,698	2,246,939

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.9%
Equity Residential	28,584	524,516
Hospitality Properties Trust	399,613	4,795,356
Host Hotels & Resorts, Inc.	391,732	1,535,589
HRPT Properties Trust	201,120	641,573
Public Storage	16,090	888,973
Simon Property Group, Inc.	145,036	5,024,047
Vornado Realty Trust	17,790	591,340
		14,001,394
ROAD & RAIL ― 0.8%
CSX Corp.	161,698	4,179,893
Norfolk Southern Corp.	143,571	4,845,521

Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Union Pacific Corp.	74,626	$ 3,067,875
		12,093,289
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.7%
Amkor Technology, Inc.(1)	1,317,205	3,530,109
Analog Devices, Inc.	32,386	624,078
Applied Materials, Inc.	163,372	1,756,249
Broadcom Corp., Class A(1)	145,519	2,907,470
Intel Corp.	1,337,796	20,133,830
Linear Technology Corp.	31,644	727,179
LSI Corp.(1)	1,934,782	5,881,737
Maxim Integrated Products, Inc.	56,116	741,292
Microchip Technology, Inc.	73,329	1,553,842
Xilinx, Inc.	307,150	5,884,994
		43,740,780
SOFTWARE ― 2.9%
Microsoft Corp.	1,772,466	32,560,200
Oracle Corp.(1)	536,355	9,691,935
Sybase, Inc.(1)	54,004	1,635,781
Symantec Corp.(1)	115,818	1,730,321
		45,618,237
SPECIALTY RETAIL ― 2.1%
AutoNation, Inc.(1)	193,592	2,687,057
Gap, Inc. (The)	1,456,460	18,919,415
Home Depot, Inc. (The)	70,701	1,665,716
RadioShack Corp.	605,492	5,189,066
Rent-A-Center, Inc.(1)	199,348	3,861,371
Tractor Supply Co.(1)	32,102	1,157,598
		33,480,223
TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
Jones Apparel Group, Inc.	824,992	3,481,466
Polo Ralph Lauren Corp.	68,185	2,880,816
VF Corp.	19,060	1,088,517
		7,450,799
THRIFTS & MORTGAGE FINANCE ― 0.1%
New York Community Bancorp., Inc.	157,717	1,761,699

TOBACCO ― 2.3%
Altria Group, Inc.	895,184	14,340,848
Lorillard, Inc.	112,140	6,923,523
Philip Morris International, Inc.	97,999	3,486,804
Reynolds American, Inc.	314,145	11,258,957
		36,010,132
TOTAL COMMON STOCKS
(Cost $2,028,923,968)		1,605,380,166
TEMPORARY CASH INVESTMENTS — 0.3%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	12,557	12,557

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 10/31/13, valued at $5,607,585), in a joint trading account at 0.10%, dated 3/31/09, due 4/1/09 (Delivery value $5,500,015)		5,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,512,557)	5,512,557

Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Value

TOTAL INVESTMENT SECURITIES — 101.5%
(Cost $2,034,436,525)	$1,610,892,723
OTHER ASSETS AND LIABILITIES — (1.5)%	(23,181,566)
TOTAL NET ASSETS — 100.0%	$1,587,711,157

Notes to Schedule of Investments
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.

Income & Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 1,605,392,723
Level 2 - Other Significant Observable Inputs	5,500,000
Level 3 - Significant Unobservable Inputs	-
$ 1,610,892,723

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 2,073,047,798
Gross tax appreciation of investments	$ 151,164,817
Gross tax depreciation of investments	(613,319,892)
Net tax appreciation (depreciation) of investments	$ (462,155,075)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Company Fund

March 31, 2009

Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.3%
AEROSPACE & DEFENSE ― 2.3%
AeroVironment, Inc.(1)	24,508	$ 512,217
American Science & Engineering, Inc.	13,785	769,203
Applied Signal Technology, Inc.	20,051	405,632
Ceradyne, Inc.(1)	37,814	685,568
Cubic Corp.	24,358	616,988
Esterline Technologies Corp.(1)	45,215	912,891
Moog, Inc., Class A(1)	48,322	1,105,124
Orbital Sciences Corp.(1)	94,210	1,120,157
Teledyne Technologies, Inc.(1)	55,762	1,487,730
TransDigm Group, Inc.(1)	28,479	935,250
Triumph Group, Inc.	25,987	992,704
		9,543,464
AIR FREIGHT & LOGISTICS ― 0.2%
Hub Group, Inc., Class A(1)	60,430	1,027,310

AIRLINES ― 0.3%
SkyWest, Inc.	89,811	1,117,249

AUTO COMPONENTS ― 0.4%
Autoliv, Inc.	7,401	137,437
Fuel Systems Solutions, Inc.(1)	18,700	252,076
Hawk Corp., Class A(1)	76,794	886,971
Stoneridge, Inc.(1)	5,986	12,630
Superior Industries International, Inc.	29,294	347,134
		1,636,248
BIOTECHNOLOGY ― 1.3%
Alkermes, Inc.(1)	6,858	83,188
Cubist Pharmaceuticals, Inc.(1)	113,444	1,855,944
CV Therapeutics, Inc.(1)	51,638	1,026,563
Emergent Biosolutions, Inc.(1)	23,543	318,066
Enzon Pharmaceuticals, Inc.(1)	48,353	293,503
Martek Biosciences Corp.(1)	91,154	1,663,560
		5,240,824
BUILDING PRODUCTS ― 0.7%
Apogee Enterprises, Inc.	42,808	470,032
Gibraltar Industries, Inc.	41,956	198,032
Lennox International, Inc.	39,635	1,048,742
NCI Building Systems, Inc.(1)	33,208	73,722
Simpson Manufacturing Co., Inc.	58,163	1,048,097
		2,838,625
CAPITAL MARKETS ― 1.7%
Calamos Asset Management, Inc., Class A	180,204	866,781
Evercore Partners, Inc., Class A	12,114	187,161
Greenhill & Co., Inc.	9,162	676,614
Investment Technology Group, Inc.(1)	67,715	1,728,087
Knight Capital Group, Inc., Class A(1)	52,718	777,063
LaBranche & Co., Inc.(1)	61,767	231,009
optionsXpress Holdings, Inc.	67,964	772,751
Stifel Financial Corp.(1)	7,292	315,817
SWS Group, Inc.	42,884	665,988

Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

thinkorswim Group, Inc.(1)	9,560	$ 82,598
TradeStation Group, Inc.(1)	139,363	919,796
		7,223,665
CHEMICALS ― 1.0%
A. Schulman, Inc.	41,324	559,940
CF Industries Holdings, Inc.	16,713	1,188,796
Innophos Holdings, Inc.	23,061	260,128
Koppers Holdings, Inc.	80,222	1,164,823
Minerals Technologies, Inc.	3,907	125,219
OM Group, Inc.(1)	25,690	496,331
Scotts Miracle-Gro Co. (The), Class A	7,181	249,181
		4,044,418
COMMERCIAL BANKS ― 4.8%
Bank of Hawaii Corp.	40,288	1,328,698
Central Pacific Financial Corp.	46,491	260,350
City National Corp.	13,928	470,348
Commerce Bancshares, Inc.	42,620	1,547,106
Community Bank System, Inc.	52,701	882,742
CVB Financial Corp.	72,715	482,100
FirstMerit Corp.	29,435	535,717
Glacier Bancorp., Inc.	94,620	1,486,480
NBT Bancorp., Inc.	54,731	1,184,379
PacWest Bancorp.	16,894	242,091
Prosperity Bancshares, Inc.	64,969	1,776,902
Signature Bank(1)	64,357	1,816,799
Sterling Bancshares, Inc.	115,870	757,790
SVB Financial Group(1)	53,078	1,062,091
TCF Financial Corp.	35,847	421,561
Tompkins Financial Corp.	10,326	444,018
Trustmark Corp.	25,255	464,187
UMB Financial Corp.	60,531	2,571,962
United Bankshares, Inc.	25,080	432,379
Valley National Bancorp.	79,635	985,085
Westamerica Bancorp.	10,753	489,907
Wilshire Bancorp., Inc.	41,878	216,090
		19,858,782
COMMERCIAL SERVICES & SUPPLIES ― 2.1%
ABM Industries, Inc.	67,427	1,105,803
ATC Technology Corp.(1)	33,328	373,274
Comfort Systems USA, Inc.	59,111	612,981
Knoll, Inc.	233,781	1,433,078
PRG-Schultz International, Inc.(1)	43,479	123,480
SYKES Enterprises, Inc.(1)	52,115	866,672
Tetra Tech, Inc.(1)	102,484	2,088,624
Waste Connections, Inc.(1)	73,096	1,878,567
		8,482,479
COMMUNICATIONS EQUIPMENT ― 2.6%
Arris Group, Inc.(1)	215,604	1,589,001
Avocent Corp.(1)	38,205	463,809
Bel Fuse, Inc., Class B	2,894	38,895
Black Box Corp.	19,471	459,710
Blue Coat Systems, Inc.(1)	59,360	712,914

Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Comtech Telecommunications Corp.(1)	38,902	$ 963,603
EMS Technologies, Inc.(1)	24,826	433,462
Harmonic, Inc.(1)	149,777	973,551
InterDigital, Inc.(1)	90,698	2,341,822
Neutral Tande, Inc.(1)	26,968	663,683
PC-Tel, Inc.	27,488	118,198
Symmetricom, Inc.(1)	68,848	240,968
Tekelec(1)	143,166	1,894,086
Tollgrade Communications, Inc.(1)	1,885	10,933
		10,904,635
COMPUTERS & PERIPHERALS ― 1.1%
Adaptec, Inc.(1)	134,202	322,085
Hutchinson Technology, Inc.(1)	34,022	88,457
Lexmark International, Inc., Class A(1)	89,115	1,503,370
Novatel Wireless, Inc.(1)	58,697	329,877
Synaptics, Inc.(1)	83,594	2,236,976
		4,480,765
CONSTRUCTION & ENGINEERING ― 1.4%
EMCOR Group, Inc.(1)	210,544	3,615,040
Insituform Technologies, Inc., Class A(1)	58,082	908,403
Michael Baker Corp.(1)	44,757	1,163,682
		5,687,125
CONSUMER FINANCE ― 0.4%
Cash America International, Inc.	44,613	698,640
First Cash Financial Services, Inc.(1)	39,445	588,519
World Acceptance Corp.(1)	25,778	440,804
		1,727,963
CONTAINERS & PACKAGING ― 2.1%
Crown Holdings, Inc.(1)	66,957	1,521,933
Rock-Tenn Co., Class A	179,538	4,856,503
Silgan Holdings, Inc.	41,639	2,187,713
		8,566,149
DIVERSIFIED CONSUMER SERVICES ― 0.9%
Capella Education Co.(1)	27,665	1,466,245
Hillenbrand, Inc.	93,927	1,503,771
Pre-Paid Legal Services, Inc.(1)	11,622	337,387
Universal Technical Institute, Inc.(1)	29,514	354,168
		3,661,571
DIVERSIFIED FINANCIAL SERVICES ― 0.4%
Financial Federal Corp.	39,086	827,842
Interactive Brokers Group, Inc., Class A(1)	62,172	1,002,834
		1,830,676
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.9%
CenturyTel, Inc.	129,132	3,631,192

ELECTRIC UTILITIES ― 1.2%
Central Vermont Public Service Corp.	60,158	1,040,734
Cleco Corp.	90,726	1,967,847
Maine & Maritimes Corp.	6,541	228,935
UniSource Energy Corp.	55,780	1,572,438
		4,809,954

Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

ELECTRICAL EQUIPMENT ― 1.1%
Acuity Brands, Inc.	63,250	$ 1,425,655
Brady Corp., Class A	97,099	1,711,855
GrafTech International Ltd.(1)	93,661	576,952
Hubbell, Inc., Class B	33,459	902,055
		4,616,517
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 2.6%
Benchmark Electronics, Inc.(1)	105,736	1,184,243
Brightpoint, Inc.(1)	79,294	339,378
Celestica, Inc.(1)	508,213	1,809,238
Cognex Corp.	72,799	971,867
Coherent, Inc.(1)	7,369	127,115
CTS Corp.	51,321	185,269
Dolby Laboratories, Inc., Class A(1)	27,665	943,653
Electro Scientific Industries, Inc.(1)	53,602	317,324
Gerber Scientific, Inc.(1)	37,028	88,497
Insight Enterprises, Inc.(1)	40,766	124,744
Itron, Inc.(1)	34,417	1,629,645
Keithley Instruments, Inc.	14,836	50,294
LoJack Corp.(1)	20,379	92,317
Mercury Computer Systems, Inc.(1)	24,329	134,540
Methode Electronics, Inc.	365,569	1,308,737
Newport Corp.(1)	56,138	248,130
Radisys Corp.(1)	35,372	214,354
SYNNEX Corp.(1)	28,706	564,647
TTM Technologies, Inc.(1)	64,584	374,587
		10,708,579
ENERGY EQUIPMENT & SERVICES ― 2.5%
Atwood Oceanics, Inc.(1)	86,018	1,427,039
Basic Energy Services, Inc.(1)	165,235	1,069,070
CARBO Ceramics, Inc.	31,909	907,492
Dril-Quip, Inc.(1)	47,056	1,444,619
Lufkin Industries, Inc.	23,105	875,217
Matrix Service Co.(1)	40,748	334,949
Oil States International, Inc.(1)	150,695	2,022,327
SEACOR Holdings, Inc.(1)	14,212	828,702
Unit Corp.(1)	76,510	1,600,589
		10,510,004
FOOD & STAPLES RETAILING ― 0.6%
Nash Finch Co.	21,806	612,531
Spartan Stores, Inc.	36,672	565,116
United Natural Foods, Inc.(1)	67,352	1,277,667
		2,455,314
FOOD PRODUCTS ― 2.9%
American Italian Pasta Co., Class A(1)	21,685	754,855
Darling International, Inc.(1)	125,276	464,774
Diamond Foods, Inc.	25,861	722,298
Green Mountain Coffee Roasters, Inc.(1)	27,693	1,329,264
J&J Snack Foods Corp.	21,856	755,999
Lancaster Colony Corp.	20,670	857,391
Overhill Farms, Inc.(1)	126,457	483,066

Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Ralcorp Holdings, Inc.(1)	39,603	$ 2,133,809
Sanderson Farms, Inc.	26,856	1,008,443
TreeHouse Foods, Inc.(1)	117,866	3,393,362
		11,903,261
GAS UTILITIES ― 4.4%
Atmos Energy Corp.	142,819	3,301,975
Laclede Group, Inc. (The)	82,854	3,229,649
New Jersey Resources Corp.	66,195	2,249,306
Northwest Natural Gas Co.	39,862	1,730,808
Piedmont Natural Gas Co., Inc.	74,565	1,930,488
South Jersey Industries, Inc.	54,934	1,922,690
Southwest Gas Corp.	19,545	411,813
UGI Corp.	115,474	2,726,341
WGL Holdings, Inc.	18,153	595,419
		18,098,489
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.5%
American Medical Systems Holdings, Inc.(1)	123,671	1,378,932
CONMED Corp.(1)	92,066	1,326,671
Cooper Cos., Inc. (The)	54,998	1,454,147
Cyberonics, Inc.(1)	52,238	693,198
Edwards Lifesciences Corp.(1)	11,640	705,733
Greatbatch, Inc.(1)	35,817	693,059
Haemonetics Corp.(1)	39,427	2,171,639
ICU Medical, Inc.(1)	19,552	628,010
Invacare Corp.	149,721	2,400,028
Kensey Nash Corp.(1)	41,768	888,405
Palomar Medical Technologies, Inc.(1)	17,339	125,881
STERIS Corp.	13,389	311,696
Thoratec Corp.(1)	68,491	1,759,534
		14,536,933
HEALTH CARE PROVIDERS & SERVICES ― 6.2%
AMERIGROUP Corp.(1)	150,649	4,148,874
Amsurg Corp.(1)	35,137	556,922
Catalyst Health Solutions, Inc.(1)	58,743	1,164,286
Centene Corp.(1)	180,603	3,254,466
Chemed Corp.	35,266	1,371,847
Emergency Medical Services Corp., Class A(1)	45,190	1,418,514
Gentiva Health Services, Inc.(1)	55,526	843,995
Healthspring, Inc.(1)	79,777	667,734
HMS Holdings Corp.(1)	39,409	1,296,556
LHC Group, Inc.(1)	48,153	1,072,849
Magellan Health Services, Inc.(1)	64,395	2,346,554
Molina Healthcare, Inc.(1)	21,969	417,850
MWI Veterinary Supply, Inc.(1)	18,830	536,278
Owens & Minor, Inc.	105,055	3,480,472
PharMerica Corp.(1)	50,365	838,074
PSS World Medical, Inc.(1)	111,664	1,602,378
RehabCare Group, Inc.(1)	45,594	795,159
		25,812,808
HEALTH CARE TECHNOLOGY ― 0.1%
Computer Programs & Systems, Inc.	17,184	571,712

Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

HOTELS, RESTAURANTS & LEISURE ― 3.4%
AFC Enterprises, Inc.(1)	165,035	$ 744,308
Bally Technologies, Inc.(1)	51,682	951,982
Bob Evans Farms, Inc.	22,167	496,984
California Pizza Kitchen, Inc.(1)	36,878	482,364
CEC Entertainment, Inc.(1)	119,468	3,091,832
Choice Hotels International, Inc.	66,219	1,709,775
Cracker Barrel Old Country Store, Inc.	34,073	975,851
DineEquity, Inc.	5,107	60,569
Einstein Noah Restaurant Group, Inc.(1)	15,816	92,207
Panera Bread Co., Class A(1)	48,498	2,711,038
PF Chang's China Bistro, Inc.(1)	40,518	927,052
Ruth's Hospitality Group, Inc.(1)	27,599	33,395
WMS Industries, Inc.(1)	79,513	1,662,617
		13,939,974
HOUSEHOLD DURABLES ― 0.2%
Meritage Homes Corp.(1)	47,437	541,731
Universal Electronics, Inc.(1)	9,151	165,633
		707,364
HOUSEHOLD PRODUCTS ― 0.2%
Central Garden and Pet Co., Class A(1)	110,527	831,163

INDUSTRIAL CONGLOMERATES ― 0.1%
Tredegar Corp.	30,216	493,427

INSURANCE ― 3.8%
Allied World Assurance Co. Holdings Ltd.	69,908	2,658,601
American Financial Group, Inc.	102,335	1,642,477
AMERISAFE, Inc.(1)	63,882	978,672
Aspen Insurance Holdings Ltd.	158,915	3,569,231
Delphi Financial Group, Inc., Class A	64,819	872,464
Navigators Group, Inc. (The)(1)	21,114	996,158
Platinum Underwriters Holdings Ltd.	120,569	3,419,337
Tower Group, Inc.	56,857	1,400,388
		15,537,328
INTERNET & CATALOG RETAIL ― 0.4%
1-800-FLOWERS.COM, Inc., Class A(1)	21,881	45,294
HSN, Inc.(1)	39,728	204,202
NutriSystem, Inc.	45,843	654,180
PetMed Express, Inc.(1)	37,126	611,836
Ticketmaster Entertainment, Inc.(1)	62,015	228,835
		1,744,347
INTERNET SOFTWARE & SERVICES ― 1.3%
Dice Holdings, Inc.(1)	15,927	44,277
EarthLink, Inc.(1)	303,068	1,991,157
j2 Global Communications, Inc.(1)	75,844	1,660,225
Open Text Corp.(1)	36,942	1,272,283
United Online, Inc.	124,440	555,002
		5,522,944
IT SERVICES ― 4.4%
Acxiom Corp.	198,013	1,465,296
Broadridge Financial Solutions, Inc.	117,044	2,178,189

Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

CACI International, Inc., Class A(1)	47,193	$ 1,722,072
CIBER, Inc.(1)	132,325	361,247
CSG Systems International, Inc.(1)	221,317	3,160,407
Cybersource Corp.(1)	104,500	1,547,645
Global Cash Access Holdings, Inc.(1)	182,850	698,487
Heartland Payment Systems, Inc.	36,593	241,880
Hewitt Associates, Inc., Class A(1)	54,809	1,631,116
ManTech International Corp., Class A(1)	35,583	1,490,928
MAXIMUS, Inc.	26,278	1,047,441
SAIC, Inc.(1)	72,999	1,362,891
Wright Express Corp.(1)	60,228	1,097,354
		18,004,953
LEISURE EQUIPMENT & PRODUCTS ― 0.6%
JAKKS Pacific, Inc.(1)	42,371	523,282
Polaris Industries, Inc.	62,588	1,341,887
Pool Corp.	30,020	402,268
Sport Supply Group, Inc.	21,209	121,315
Sturm, Ruger & Co., Inc.(1)	7,872	97,062
		2,485,814
LIFE SCIENCES TOOLS & SERVICES ― 0.7%
Bio-Rad Laboratories, Inc., Class A(1)	12,992	856,173
Dionex Corp.(1)	28,468	1,345,113
Life Technologies Corp.(1)	23,818	773,608
		2,974,894
MACHINERY ― 2.4%
Altra Holdings, Inc.(1)	28,945	112,307
Chart Industries, Inc.(1)	70,847	558,274
CIRCOR International, Inc.	25,968	584,799
EnPro Industries, Inc.(1)	59,219	1,012,645
ESCO Technologies, Inc.(1)	14,568	563,782
Gardner Denver, Inc.(1)	121,365	2,638,475
Lydall, Inc.(1)	25,294	75,123
Robbins & Myers, Inc.	171,042	2,594,707
Tecumseh Products Co., Class A(1)	15,332	69,301
Toro Co.	41,297	998,561
Watts Water Technologies, Inc., Class A	45,689	893,677
		10,101,651
MARINE ― 0.9%
Kirby Corp.(1)	136,547	3,637,612

MEDIA ― 0.5%
DreamWorks Animation SKG, Inc., Class A(1)	87,576	1,895,145
E.W. Scripps Co., Class A	48,832	65,923
Mediacom Communications Corp., Class A(1)	40,395	162,792
		2,123,860
METALS & MINING ― 0.6%
Brush Engineered Materials, Inc.(1)	31,296	434,076
Compass Minerals International, Inc.	35,049	1,975,712
		2,409,788
MULTILINE RETAIL ― 1.1%
Dollar Tree, Inc.(1)	89,132	3,970,831

Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Fred's, Inc., Class A	62,141	$ 700,950
		4,671,781
MULTI-INDUSTRY ― 1.0%
SPDR KBW Regional Banking ETF 225,763		4,339,165
MULTI-UTILITIES ― 0.3%
Avista Corp.	9,893	136,325
CH Energy Group, Inc.	23,804	1,116,408
		1,252,733
OIL, GAS & CONSUMABLE FUELS ― 1.1%
Alpha Natural Resources, Inc.(1)	36,535	648,496
Goodrich Petroleum Corp.(1)	12,262	237,392
Penn Virginia Corp.	66,254	727,469
Petroleum Development Corp.(1)	23,280	274,937
St. Mary Land & Exploration Co.	97,668	1,292,148
World Fuel Services Corp.	46,293	1,464,248
		4,644,690
PAPER & FOREST PRODUCTS ― 0.2%
Buckeye Technologies, Inc.(1)	161,804	344,642
Clearwater Paper Corp.(1)	18,923	151,952
KapStone Paper and Packaging Corp.(1)	80,796	198,758
		695,352
PERSONAL PRODUCTS ― 0.4%
Chattem, Inc.(1)	29,079	1,629,878

PHARMACEUTICALS ― 1.4%
King Pharmaceuticals, Inc.(1)	240,736	1,702,004
Matrixx Initiatives, Inc.(1)	16,060	263,384
Medicis Pharmaceutical Corp., Class A	169,632	2,098,348
Questcor Pharmaceuticals, Inc.(1)	27,758	136,569
Salix Pharmaceuticals Ltd.(1)	72,769	691,306
Sucampo Pharmaceuticals, Inc., Class A(1)	8,907	54,600
ViroPharma, Inc.(1)	123,846	650,191
VIVUS, Inc.(1)	50,314	217,356
		5,813,758
PROFESSIONAL SERVICES ― 1.2%
COMSYS IT Partners, Inc.(1)	158,723	350,778
Heidrick & Struggles International, Inc.	25,503	452,423
On Assignment, Inc.(1)	20,583	55,780
Spherion Corp.(1)	74,869	155,727
Watson Wyatt Worldwide, Inc., Class A	79,086	3,904,476
		4,919,184
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 4.7%
Corporate Office Properties Trust	28,163	699,287
Equity Lifestyle Properties, Inc.	103,232	3,933,139
Home Properties, Inc.	49,182	1,507,428
Kilroy Realty Corp.	52,120	895,943
Mid-America Apartment Communities, Inc.	44,961	1,386,148
National Retail Properties, Inc.	119,147	1,887,288
PS Business Parks, Inc.	35,580	1,311,123
Realty Income Corp.	41,492	780,879
Senior Housing Properties Trust	174,336	2,444,191
Sovran Self Storage, Inc.	34,531	693,383

Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Tanger Factory Outlet Centers	50,001	$ 1,543,031
Taubman Centers, Inc.	135,778	2,313,657
		19,395,497
ROAD & RAIL ― 1.1%
Arkansas Best Corp.	38,402	730,406
Heartland Express, Inc.	103,798	1,537,249
Knight Transportation, Inc.	85,618	1,297,969
Old Dominion Freight Line, Inc.(1)	43,378	1,018,949
		4,584,573
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.8%
Actel Corp.(1)	42,158	426,639
Advanced Energy Industries, Inc.(1)	50,466	380,009
ASM International NV(1)	101,696	838,992
Cirrus Logic, Inc.(1)	13,617	51,200
Cohu, Inc.	34,601	249,127
Cypress Semiconductor Corp.(1)	376,739	2,550,523
Exar Corp.(1)	102,196	637,703
FEI Co.(1)	58,367	900,603
Integrated Device Technology, Inc.(1)	118,067	537,205
Micrel, Inc.	75,229	529,612
MKS Instruments, Inc.(1)	77,242	1,133,140
Pericom Semiconductor Corp.(1)	37,843	276,632
Rudolph Technologies, Inc.(1)	46,607	141,219
Silicon Image, Inc.(1)	367,781	882,674
Silicon Laboratories, Inc.(1)	27,034	713,698
Skyworks Solutions, Inc.(1)	484,829	3,907,722
Standard Microsystems Corp.(1)	122,755	2,283,243
Ultratech, Inc.(1)	36,083	450,677
Varian Semiconductor Equipment Associates, Inc.(1)	113,288	2,453,818
Volterra Semiconductor Corp.(1)	75,844	640,123
		19,984,559
SOFTWARE ― 4.2%
Blackbaud, Inc.	9,147	106,197
Blackboard, Inc.(1)	34,081	1,081,731
Epicor Software Corp.(1)	70,680	269,291
Informatica Corp.(1)	143,230	1,899,230
JDA Software Group, Inc.(1)	45,770	528,643
Manhattan Associates, Inc.(1)	4,904	84,937
Mentor Graphics Corp.(1)	147,256	653,817
NetScout Systems, Inc.(1)	44,133	315,992
Progress Software Corp.(1)	62,530	1,085,521
Quest Software, Inc.(1)	31,908	404,593
Soapstone Networks, Inc.(1)	95,350	341,353
SPSS, Inc.(1)	66,225	1,882,777
Sybase, Inc.(1)	112,110	3,395,812
Synopsys, Inc.(1)	146,721	3,041,526
Take-Two Interactive Software, Inc.(1)	127,405	1,063,832
Taleo Corp., Class A(1)	47,346	559,630
TeleCommunication Systems, Inc., Class A(1)	6,297	57,743
Tyler Technologies, Inc.(1)	44,647	653,186
		17,425,811

Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

SPECIALTY RETAIL ― 4.5%
Aaron Rents, Inc.	113,173	$ 3,017,192
Aeropostale, Inc.(1)	46,239	1,228,108
Cabela's, Inc.(1)	60,092	547,438
Cato Corp. (The), Class A	45,882	838,723
Children's Place Retail Stores, Inc. (The)(1)	38,287	838,102
Dress Barn, Inc. (The)(1)	70,498	866,420
Finish Line, Inc. (The), Class A	84,482	559,271
Genesco, Inc.(1)	141,744	2,669,040
Hibbett Sports, Inc.(1)	43,527	836,589
Hot Topic, Inc.(1)	143,978	1,611,114
Jo-Ann Stores, Inc.(1)	177,158	2,894,762
Stage Stores, Inc.	62,403	629,022
Tractor Supply Co.(1)	60,224	2,171,677
		18,707,458
TEXTILES, APPAREL & LUXURY GOODS ― 1.4%
Carter's, Inc.(1)	87,817	1,651,838
Fossil, Inc.(1)	69,101	1,084,886
Maidenform Brands, Inc.(1)	28,952	265,200
Steven Madden Ltd.(1)	23,618	443,546
True Religion Apparel, Inc.(1)	28,955	341,958
Unifirst Corp.	24,884	692,771
Volcom, Inc.(1)	26,050	252,685
Wolverine World Wide, Inc.	77,460	1,206,827
		5,939,711
THRIFTS & MORTGAGE FINANCE ― 0.9%
Brookline Bancorp., Inc.	66,306	629,907
Charter Financial Corp.	6,942	60,742
First Niagara Financial Group, Inc.	123,673	1,348,036
Provident Financial Services, Inc.	61,084	660,318
TrustCo Bank Corp. NY	174,102	1,048,094
		3,747,097
TRADING COMPANIES & DISTRIBUTORS ― 0.3%
WESCO International, Inc.(1)	77,465	1,403,666

WIRELESS TELECOMMUNICATION SERVICES ― 0.5%
Syniverse Holdings, Inc.(1)	123,411	1,944,957

TOTAL COMMON STOCKS
(Cost $540,147,043)		407,141,700
TEMPORARY CASH INVESTMENTS — 1.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	92,048	92,048
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 7.50%, 11/15/24, value at $5,707,916) in a joint trading account at 0.10%, dated 3/31/09, due 4/1/09 (Delivery value $5,600,016)		5,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,692,048)		5,692,048

Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Value

TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $545,839,091)	$412,833,748
OTHER ASSETS AND LIABILITIES — 0.3%	1,051,455
TOTAL NET ASSETS — 100.0%	$413,885,203

Notes to Schedule of Investments
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.

Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 407,233,748
Level 2 - Other Significant Observable Inputs	5,600,000
Level 3 - Significant Unobservable Inputs	-
$ 412,833,748

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 547,559,918
Gross tax appreciation of investments	$ 17,697,303
Gross tax depreciation of investments	(152,423,473)
Net tax appreciation (depreciation) of investments	$(134,726,170)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Gold Fund

March 31, 2009

Global Gold – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA ― 5.8%
Andean Resources Ltd.(1)	1,199,700	$ 1,379,731
Croesus Mining NL(1)	166,666	2,202
Kingsgate Consolidated Ltd.(1)	236,168	858,894
Lihir Gold Ltd.(1)	15,990,997	36,342,945
Newcrest Mining Ltd.	354,575	8,041,330
Sino Gold Mining Ltd.(1)	322,000	1,186,631
		47,811,733
CANADA ― 59.0%
Agnico-Eagle Mines Ltd.	171,127	9,836,274
Agnico-Eagle Mines Ltd. New York Shares	493,400	28,084,328
Alamos Gold, Inc.(1)	519,400	3,736,483
Aurizon Mines Ltd.(1)	2,250,800	10,354,251
Barrick Gold Corp.	2,449,812	79,422,905
Crystallex International Corp.(1)	1,307,400	331,827
Detour Gold Corp.(1)	505,600	4,447,259
Eldorado Gold Corp.(1)	4,113,400	37,192,862
Franco-Nevada Corp.	596,300	12,873,799
Gammon Gold, Inc.(1)	821,600	5,395,660
GBS Gold International, Inc.(1)	347,300	1,377
Goldcorp, Inc.	2,458,076	82,741,708
Goldcorp, Inc. New York Shares	30,000	999,600
Golden Star Resources Ltd.(1)	1,116,500	1,709,109
Great Basin Gold Ltd.(1)	1,173,200	1,507,443
IAMGOLD Corp.	4,193,719	36,189,453
Ivanhoe Mines Ltd.(1)	240,000	1,480,965
Jaguar Mining, Inc.(1)	362,000	2,144,781
Kinross Gold Corp.	2,399,706	43,605,064
Kinross Gold Corp. New York Shares	375,957	6,718,352
Minefinders Corp. Ltd.(1)	741,900	5,819,631
Nevsun Resources Ltd.(1)	1,200,000	1,294,416
New Gold, Inc.(1)	415,000	803,141
Northgate Minerals Corp.(1)	1,395,400	1,892,556
Orezone Gold Corp.(1)	156,662	42,868
Osisko Mining Corp.(1)(2)	2,500,000	12,432,583
Pan American Silver Corp.(1)	651,600	11,350,872
Red Back Mining, Inc.(1)	1,078,100	6,969,000
Seabridge Gold, Inc.(1)	107,400	2,432,610
SEMAFO, Inc.(1)	3,142,800	5,060,187
Silver Standard Resources, Inc.(1)	569,000	9,172,280
Silver Wheaton Corp.(1)	2,717,700	22,366,671
Yamana Gold, Inc.	3,632,242	33,908,224
Yamana Gold, Inc. New York Shares	424,781	3,929,224
		486,247,763
PERU ― 3.2%
Compania de Minas Buenaventura SA ADR	1,105,200	26,502,696

SOUTH AFRICA ― 14.9%
AngloGold Ashanti Ltd.	550,102	20,153,654
AngloGold Ashanti Ltd. ADR	845,276	31,072,346

Global Gold – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

DRDGOLD Ltd. ADR	365,415	$ 3,087,757
Gold Fields Ltd.	2,632,510	29,612,928
Gold Fields Ltd. ADR	421,500	4,779,810
Harmony Gold Mining Co. Ltd.(1)	2,006,750	21,710,791
Harmony Gold Mining Co. Ltd. ADR(1)	1,098,200	12,014,308
		122,431,594
SWEDEN ― 0.0%
ScanMining AB(1)	325,900	–

UNITED KINGDOM ― 6.1%
Fresnillo plc	1,361,803	8,928,271
Randgold Resources Ltd. ADR	759,600	41,284,260
		50,212,531
UNITED STATES ― 10.2%
Coeur d'Alene Mines Corp.(1)	982,591	923,635
Hecla Mining Co.(1)	149,100	298,200
Newmont Mining Corp.	1,421,714	63,635,919
Royal Gold, Inc.	416,300	19,466,188
		84,323,942
TOTAL COMMON STOCKS
(Cost $405,038,535)		817,530,259

TEMPORARY CASH INVESTMENTS — 0.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	87,727	87,727

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 10/31/13, valued at $6,525,190), in a joint trading account at 0.10%, dated 3/31/09, due 4/1/09 (Delivery value $6,400,018)		6,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $6,487,727)		6,487,727

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $411,526,262)		824,017,986
OTHER ASSETS AND LIABILITIES(3)		270,333
TOTAL NET ASSETS — 100.0%		$824,288,319

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)	Category is less than 0.05% of total net assets.

Global Gold – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 367,629,688
Level 2 - Other Significant Observable Inputs	456,388,298
Level 3 - Significant Unobservable Inputs	-
$ 824,017,986

Global Gold – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended March 31, 2009 follows:

March 31, 2009
Company	Share Balance 6/30/08	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Osisko Mining Corp.(1)	-	$ 9,242,707	$ -	$ -	$ -	2,500,000	$ 12,432,583
(1)				Non-income producing.

4. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments			$ 424,164,090
Gross tax appreciation of investments			$ 423,191,804
Gross tax depreciation of investments			(23,337,908)
Net tax appreciation (depreciation) of investments			$ 399,853,896

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund ’ s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Inves tments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund ’ s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Utilities Fund

March 31, 2009

Utilities – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.5%

ALTERNATIVE CARRIERS ― 0.6%
Premiere Global Services, Inc.(1)	149,400	$ 1,317,708

CABLE & SATELLITE ― 0.6%
Comcast Corp., Class A	96,300	1,313,532

COMMUNICATIONS EQUIPMENT ― 1.2%
QUALCOMM, Inc.	65,900	2,564,169

ELECTRIC UTILITIES ― 28.8%
American Electric Power Co., Inc.	184,040	4,648,850
Duke Energy Corp.	222,304	3,183,393
E.ON AG ADR	51,900	1,436,592
Edison International	243,800	7,023,878
EDP- Energias de Portugal SA	637,700	2,215,068
EDP- Energias de Portugal SA ADR	3,300	115,269
Entergy Corp.	66,300	4,514,367
Exelon Corp.	171,200	7,770,768
FirstEnergy Corp.	125,700	4,852,020
FPL Group, Inc.	151,900	7,705,887
Iberdrola SA	351,488	2,468,125
Iderdrola SA ADR	1,410	39,551
Portland General Electric Co.	46,600	819,694
PPL Corp.	195,300	5,607,063
Progress Energy, Inc.	60,300	2,186,478
Southern Co.	232,800	7,128,336
Westar Energy, Inc.	82,000	1,437,460
		63,152,799
ELECTRICAL COMPONENTS & EQUIPMENT ― 0.7%
First Solar, Inc.(1)	4,900	650,230
Renewable Energy Corp. AS(1)	104,000	900,066
		1,550,296
GAS UTILITIES ― 16.4%
AGL Resources, Inc.	151,100	4,008,683
Atmos Energy Corp.	72,600	1,678,512
Energen Corp.	99,900	2,910,087
Laclede Group, Inc. (The)	85,600	3,336,688
National Fuel Gas Co.	120,000	3,680,400
Nicor, Inc.	150,900	5,014,407
Northwest Natural Gas Co.	94,400	4,098,848
ONEOK, Inc.	165,900	3,754,317
Questar Corp.	69,500	2,045,385
UGI Corp.	231,100	5,456,271
		35,983,598
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 2.2%
Constellation Energy Group, Inc.	35,100	725,166
NRG Energy, Inc.(1)	228,100	4,014,560
		4,739,726

Utilities – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

INTEGRATED TELECOMMUNICATION SERVICES ― 17.8%
AT&T, Inc.	410,016	$ 10,332,403
CenturyTel, Inc.	115,800	3,256,296
Embarq Corp.	69,967	2,648,251
France Telecom SA ADR	91,000	2,062,060
Koninklijke KPN NV	112,700	1,507,170
Qwest Communications International, Inc.	726,100	2,483,262
Telefonica SA ADR	21,300	1,269,906
Telefonos de Mexico SAB de CV ADR	112,500	1,692,000
Verizon Communications, Inc.	355,199	10,727,010
Windstream Corp.	389,800	3,141,788
		39,120,146
MULTI-UTILITIES ― 26.5%
Alliant Energy Corp.	70,300	1,735,707
CenterPoint Energy, Inc.	422,400	4,405,632
Consolidated Edison, Inc.	148,500	5,882,085
Dominion Resources, Inc.	160,412	4,971,168
DTE Energy Co.	70,700	1,958,390
MDU Resources Group, Inc.	165,100	2,664,714
NorthWestern Corp.	87,900	1,888,092
NSTAR	172,142	5,487,887
PG&E Corp.	150,700	5,759,754
Public Service Enterprise Group, Inc.	267,200	7,874,384
SCANA Corp.	50,200	1,550,678
Sempra Energy	161,300	7,458,512
Wisconsin Energy Corp.	75,900	3,124,803
Xcel Energy, Inc.	180,400	3,360,852
		58,122,658
OIL & GAS EXPLORATION & PRODUCTION ― 0.7%
EQT Corp.	50,600	1,585,298

OIL & GAS STORAGE & TRANSPORTATION ― 0.9%
El Paso Corp.	152,100	950,625
Williams Cos., Inc. (The)	92,500	1,052,650
		2,003,275
WIRELESS TELECOMMUNICATION SERVICES ― 2.1%
America Movil SAB de CV ADR, Series L	68,100	1,844,148
Sprint Nextel Corp.(1)	741,342	2,646,591
		4,490,739
TOTAL COMMON STOCKS
(Cost $238,410,325)		215,943,944
TEMPORARY CASH INVESTMENTS — 1.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	27,992	27,992

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 7.50%, 11/15/24, valued at $2,650,104), in a joint trading account at 0.10%, dated 3/31/09, due 4/1/09 (Delivery value $2,600,007)		2,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,627,992)	2,627,992

Utilities – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Value

TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $241,038,317)	$218,571,936
OTHER ASSETS AND LIABILITIES — 0.3%	755,038
TOTAL NET ASSETS — 100.0%	$219,326,974

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Utilities – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 208,881,507
Level 2 - Other Significant Observable Inputs	9,690,429
Level 3 - Significant Unobservable Inputs	-
$ 218,571,936

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 241,787,118
Gross tax appreciation of investments	$ 20,054,853
Gross tax depreciation of investments	(43,270,035)
Net tax appreciation (depreciation) of investments	$ (23,215,182)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Short Market Neutral Fund

March 31, 2009

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS(1) — 95.7%
AEROSPACE & DEFENSE ― 1.9%
General Dynamics Corp.	25,094	$ 1,043,659
Goodrich Corp.	35,495	1,344,906
L-3 Communications Holdings, Inc.	1,587	107,599
Northrop Grumman Corp.	23,127	1,009,262
Raytheon Co.	5,966	232,316
		3,737,742
AUTOMOBILES ― 0.1%
Ford Motor Co.(2)	40,722	107,099

BEVERAGES ― 0.4%
Brown-Forman Corp., Class B	2,662	103,365
Constellation Brands, Inc., Class A(2)	12,937	153,950
PepsiAmericas, Inc.	25,796	444,982
		702,297
BIOTECHNOLOGY ― 2.6%
Alkermes, Inc.(2)	42,228	512,226
Alnylam Pharmaceuticals, Inc.(2)	21,379	407,056
Amgen, Inc.(2)	8,823	436,915
Biogen Idec, Inc.(2)	9,801	513,768
Celgene Corp.(2)	8,290	368,076
Cephalon, Inc.(2)	3,956	269,404
Cubist Pharmaceuticals, Inc.(2)	19,208	314,243
Isis Pharmaceuticals, Inc.(2)	35,321	530,168
Martek Biosciences Corp.(2)	28,829	526,129
Myriad Genetics, Inc.(2)	6,958	316,380
OSI Pharmaceuticals, Inc.(2)	2,790	106,745
PDL BioPharma, Inc.	78,498	555,766
Regeneron Pharmaceuticals, Inc.(2)	20,501	284,144
		5,141,020
BUILDING PRODUCTS ― 0.2%
Lennox International, Inc.	15,498	410,077

CAPITAL MARKETS ― 2.0%
Federated Investors, Inc., Class B	23,652	526,494
Investment Technology Group, Inc.(2)	23,814	607,733
Knight Capital Group, Inc., Class A(2)	69,693	1,027,274
Morgan Stanley	20,028	456,038
Northern Trust Corp.	4,358	260,696
optionsXpress Holdings, Inc.	66,141	752,023
Riskmetrics Group, Inc.(2)	14,860	212,349
TD Ameritrade Holding Corp.(2)	7,742	106,917
		3,949,524
CHEMICALS ― 1.6%
CF Industries Holdings, Inc.	10,226	727,375
FMC Corp.	8,684	374,628
Lubrizol Corp.	10,755	365,778
Minerals Technologies, Inc.	2,595	83,170
OM Group, Inc.(2)	10,392	200,773
Scotts Miracle-Gro Co. (The), Class A	17,764	616,411

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Valspar Corp.	40,953	$ 817,831
		3,185,966
COMMERCIAL BANKS ― 1.3%
Bank of Montreal	9,505	248,176
M&T Bank Corp.	4,670	211,271
Old National Bancorp.	9,707	108,427
Prosperity Bancshares, Inc.	5,902	161,420
Royal Bank of Canada	44,681	1,292,174
SVB Financial Group(2)	4,214	84,322
Toronto-Dominion Bank (The)	15,360	531,149
		2,636,939
COMMERCIAL SERVICES & SUPPLIES ― 1.7%
Brink's Co. (The)	43,572	1,152,916
Covanta Holding Corp.(2)	54,189	709,334
M&F Worldwide Corp.(2)	10,031	117,463
Pitney Bowes, Inc.	23,354	545,316
Republic Services, Inc.	7,029	120,547
Waste Management, Inc.	30,339	776,678
		3,422,254
COMMUNICATIONS EQUIPMENT ― 2.7%
3Com Corp.(2)	303,276	937,123
Arris Group, Inc.(2)	124,649	918,663
Harris Corp.	4,670	135,150
InterDigital, Inc.(2)	6,290	162,408
Juniper Networks, Inc.(2)	7,637	115,013
Polycom, Inc.(2)	36,952	568,691
Starent Networks Corp.(2)	30,491	482,063
Tekelec(2)	29,269	387,229
Tellabs, Inc.(2)	351,278	1,608,853
		5,315,193
COMPUTERS & PERIPHERALS ― 2.3%
Apple, Inc.(2)	9,060	952,387
EMC Corp.(2)	23,405	266,817
Hewlett-Packard Co.	6,613	212,013
Lexmark International, Inc., Class A(2)	50,489	851,749
QLogic Corp.(2)	24,922	277,133
Synaptics, Inc.(2)	7,896	211,297
Teradata Corp.(2)	80,827	1,311,014
Western Digital Corp.(2)	24,762	478,897
		4,561,307
CONSTRUCTION & ENGINEERING ― 2.2%
EMCOR Group, Inc.(2)	49,692	853,212
Fluor Corp.	28,600	988,130
Foster Wheeler AG(2)	19,505	340,752
Granite Construction, Inc.	10,440	391,291
Shaw Group, Inc. (The)(2)	30,783	843,762
URS Corp.(2)	22,114	893,627
		4,310,774
CONSUMER FINANCE ― 0.3%
Capital One Financial Corp.	10,736	131,409
Cash America International, Inc.	25,424	398,139
		529,548

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

CONTAINERS & PACKAGING ― 1.2%
Greif, Inc., Class A	3,378	$ 112,454
Owens-Illinois, Inc.(2)	27,080	391,035
Packaging Corp of America	38,162	496,869
Rock-Tenn Co., Class A	12,920	349,486
Sealed Air Corp.	18,242	251,740
Silgan Holdings, Inc.	1,922	100,982
Sonoco Products Co.	32,940	691,081
		2,393,647
DIVERSIFIED CONSUMER SERVICES ― 0.5%
Apollo Group, Inc., Class A(2)	6,150	481,729
ITT Educational Services, Inc.(2)	2,559	310,714
Weight Watchers International, Inc.	8,111	150,459
		942,902
DIVERSIFIED FINANCIAL SERVICES ― 0.9%
Bank of America Corp.	70,975	484,050
CME Group, Inc.	4,063	1,001,082
McGraw-Hill Cos., Inc. (The)	17,657	403,816
		1,888,948
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.9%
CenturyTel, Inc.	26,795	753,476
Embarq Corp.	5,223	197,691
NTELOS Holdings Corp.	16,730	303,482
Qwest Communications International, Inc.	184,332	630,415
		1,885,064
ELECTRIC UTILITIES ― 1.1%
American Electric Power Co., Inc.	4,411	111,422
DPL, Inc.	26,114	588,610
Edison International	5,319	153,240
Entergy Corp.	1,813	123,447
Exelon Corp.	8,537	387,494
FirstEnergy Corp.	2,655	102,483
FPL Group, Inc.	3,333	169,083
NV Energy, Inc.	16,818	157,921
Pepco Holdings, Inc.	16,992	212,060
Progress Energy, Inc.	2,733	99,099
		2,104,859
ELECTRICAL EQUIPMENT ― 1.4%
Acuity Brands, Inc.	22,962	517,563
Belden, Inc.	20,267	253,540
Brady Corp., Class A	19,019	335,305
Emerson Electric Co.	10,591	302,691
GrafTech International Ltd.(2)	37,724	232,380
Hubbell, Inc., Class B	5,865	158,120
Thomas & Betts Corp.(2)	39,773	995,121
		2,794,720
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.8%
Agilent Technologies, Inc.(2)	7,023	107,944
Benchmark Electronics, Inc.(2)	5,491	61,499
Celestica, Inc.(2)	111,741	397,798
Cogent, Inc.(2)	33,462	398,198

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Dolby Laboratories, Inc., Class A(2)	8,064	$ 275,063
Ingram Micro, Inc., Class A(2)	12,113	153,108
Trimble Navigation Ltd.(2)	7,135	109,023
		1,502,633
ENERGY EQUIPMENT & SERVICES ― 2.5%
Basic Energy Services, Inc.(2)	48,951	316,713
BJ Services Co.	31,099	309,435
Cameron International Corp.(2)	16,432	360,354
Dresser-Rand Group, Inc.(2)	16,126	356,385
ENSCO International, Inc.	4,133	109,111
FMC Technologies, Inc.(2)	4,402	138,091
National Oilwell Varco, Inc.(2)	40,000	1,148,400
Noble Corp.	7,060	170,075
Patterson-UTI Energy, Inc.	88,906	796,598
Superior Energy Services, Inc.(2)	9,243	119,142
Unit Corp.(2)	16,172	338,318
Willbros Group, Inc.(2)	94,462	916,281
		5,078,903
FOOD & STAPLES RETAILING ― 1.7%
BJ's Wholesale Club, Inc.(2)	24,521	784,427
Casey's General Stores, Inc.	12,450	331,917
Kroger Co. (The)	18,634	395,413
Safeway, Inc.	67,477	1,362,361
SUPERVALU, INC.	34,522	492,974
Wal-Mart Stores, Inc.	2,000	104,200
		3,471,292
FOOD PRODUCTS ― 2.7%
Archer-Daniels-Midland Co.	40,962	1,137,925
Bunge Ltd.	21,488	1,217,296
Darling International, Inc.(2)	50,090	185,834
Dean Foods Co.(2)	5,201	94,034
Del Monte Foods Co.	123,881	903,092
Fresh Del Monte Produce, Inc.(2)	6,453	105,958
General Mills, Inc.	1,383	68,984
H.J. Heinz Co.	4,323	142,918
Hershey Co. (The)	30,332	1,054,037
J.M. Smucker Co. (The)	2,083	77,633
TreeHouse Foods, Inc.(2)	13,092	376,919
		5,364,630
GAS UTILITIES ― 0.8%
National Fuel Gas Co.	5,691	174,543
New Jersey Resources Corp.	23,913	812,564
UGI Corp.	22,339	527,424
		1,514,531
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.7%
American Medical Systems Holdings, Inc.(2)	28,252	315,010
Beckman Coulter, Inc.	11,151	568,813
Becton, Dickinson & Co.	3,984	267,884
Boston Scientific Corp.(2)	120,286	956,274
C.R. Bard, Inc.	1,003	79,959
ev3, Inc.(2)	79,823	566,743
Gen-Probe, Inc.(2)	10,732	489,165

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Hospira, Inc.(2)	3,459	$ 106,745
Kinetic Concepts, Inc.(2)	26,360	556,723
Mettler-Toledo International, Inc.(2)	2,562	131,507
Sirona Dental Systems, Inc.(2)	7,735	110,765
St. Jude Medical, Inc.(2)	28,984	1,052,989
STERIS Corp.	38,148	888,085
Stryker Corp.	5,168	175,919
Thoratec Corp.(2)	16,473	423,191
Varian Medical Systems, Inc.(2)	21,637	658,630
		7,348,402
HEALTH CARE PROVIDERS & SERVICES ― 3.2%
AMERIGROUP Corp.(2)	16,967	467,271
Centene Corp.(2)	39,450	710,889
Chemed Corp.	2,618	101,840
Express Scripts, Inc.(2)	10,238	472,688
HealthSouth Corp.(2)	56,021	497,466
Healthspring, Inc.(2)	27,254	228,116
Hologic, Inc.(2)	21,267	278,385
LHC Group, Inc.(2)	11,816	263,260
Magellan Health Services, Inc.(2)	40,178	1,464,087
Omnicare, Inc.	19,861	486,396
Owens & Minor, Inc.	26,582	880,662
Quest Diagnostics, Inc.	10,922	518,577
WellPoint, Inc.(2)	3,401	129,136
		6,498,773
HEALTH CARE TECHNOLOGY ― 0.2%
HLTH Corp.(2)	12,422	128,568
IMS Health, Inc.	21,578	269,077
		397,645
HOTELS, RESTAURANTS & LEISURE ― 1.8%
Choice Hotels International, Inc.	52,580	1,357,615
Darden Restaurants, Inc.	7,006	240,026
MGM Mirage(2)	27,522	64,126
Panera Bread Co., Class A(2)	1,953	109,173
Starwood Hotels & Resorts Worldwide, Inc.	30,665	389,446
Vail Resorts, Inc.(2)	11,851	242,116
WMS Industries, Inc.(2)	61,104	1,277,684
		3,680,186
HOUSEHOLD DURABLES ― 0.8%
American Greetings Corp., Class A	72,020	364,421
Centex Corp.	47,384	355,380
D.R. Horton, Inc.	11,908	115,508
Garmin Ltd.	17,463	370,390
NVR, Inc.(2)	802	343,056
		1,548,755
HOUSEHOLD PRODUCTS ― 0.3%
Clorox Co.	9,973	513,410

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.6%
AES Corp. (The)(2)	20,129	116,949
Calpine Corp.(2)	40,292	274,389
Mirant Corp.(2)	115,337	1,314,842

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

NRG Energy, Inc.(2)	69,661	$ 1,226,034
Reliant Energy, Inc.(2)	102,333	326,442
		3,258,656
INDUSTRIAL CONGLOMERATES ― 0.5%
3M Co.	5,091	253,125
Carlisle Cos., Inc.	37,077	727,821
		980,946
INSURANCE ― 4.6%
ACE Ltd.	8,131	328,492
Allied World Assurance Co. Holdings Ltd.	32,520	1,236,736
American Financial Group, Inc.	74,324	1,192,900
Arch Capital Group Ltd.(2)	1,393	75,027
Aspen Insurance Holdings Ltd.	60,437	1,357,415
Axis Capital Holdings Ltd.	27,861	627,987
Endurance Specialty Holdings Ltd.	35,142	876,441
MetLife, Inc.	17,619	401,185
Navigators Group, Inc. (The)(2)	2,992	141,163
Odyssey Re Holdings Corp.	27,841	1,056,009
Platinum Underwriters Holdings Ltd.	39,387	1,117,015
Travelers Cos., Inc. (The)	17,216	699,658
WR Berkley Corp.	9,138	206,062
		9,316,090
INTERNET & CATALOG RETAIL ― 0.6%
HSN, Inc.(2)	16,057	82,533
Netflix, Inc.(2)	23,488	1,008,104
Ticketmaster Entertainment, Inc.(2)	41,608	153,534
		1,244,171
INTERNET SOFTWARE & SERVICES ― 0.2%
Open Text Corp.(2)	7,080	243,836
United Online, Inc.	36,905	164,596
		408,432
IT SERVICES ― 4.1%
Accenture Ltd., Class A	45,929	1,262,588
Acxiom Corp.	72,543	536,818
Affiliated Computer Services, Inc., Class A(2)	2,863	137,109
Alliance Data Systems Corp.(2)	21,674	800,854
Broadridge Financial Solutions, Inc.	57,983	1,079,064
CGI Group, Inc., Class A(2)	8,598	68,784
Computer Sciences Corp.(2)	19,146	705,339
Global Payments, Inc.	15,503	517,955
Hewitt Associates, Inc., Class A(2)	45,353	1,349,706
International Business Machines Corp.	8,049	779,868
Metavante Technologies, Inc.(2)	42,443	847,162
SAIC, Inc.(2)	8,418	157,164
		8,242,411
LEISURE EQUIPMENT & PRODUCTS ― 0.4%
Hasbro, Inc.	10,922	273,815
Polaris Industries, Inc.	16,628	356,504
Pool Corp.	11,451	153,443
		783,762

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

LIFE SCIENCES TOOLS & SERVICES ― 0.7%
Affymetrix, Inc.(2)	168,883	$ 552,247
Dionex Corp.(2)	6,870	324,608
Life Technologies Corp.(2)	14,925	484,764
		1,361,619
MACHINERY ― 4.8%
AGCO Corp.(2)	40,546	794,702
Bucyrus International, Inc.	7,634	115,884
Chart Industries, Inc.(2)	45,485	358,422
CIRCOR International, Inc.	31,131	701,070
Cummins, Inc.	41,140	1,047,013
Dover Corp.	19,293	508,949
Flowserve Corp.	26,884	1,508,730
Gardner Denver, Inc.(2)	39,405	856,665
Mueller Industries, Inc.	31,875	691,369
Navistar International Corp.(2)	26,903	900,174
Parker-Hannifin Corp.	16,583	563,490
Robbins & Myers, Inc.	22,709	344,496
Toro Co.	3,422	82,744
Wabtec Corp.	32,397	854,633
Watts Water Technologies, Inc., Class A	26,182	512,120
		9,840,461
MARINE ― 0.7%
Alexander & Baldwin, Inc.	5,298	100,821
Kirby Corp.(2)	46,379	1,235,537
		1,336,358
MEDIA ― 2.2%
Ascent Media Corp., Class A(2)	5,592	139,800
CBS Corp., Class B	95,175	365,472
Cinemark Holdings, Inc.	18,281	171,659
Comcast Corp., Class A	41,063	560,099
DISH Network Corp., Class A(2)	50,499	561,044
DreamWorks Animation SKG, Inc., Class A(2)	5,382	116,466
Interpublic Group of Cos., Inc. (The)(2)	176,212	725,993
Marvel Entertainment, Inc.(2)	2,682	71,207
Omnicom Group, Inc.	7,408	173,347
Scripps Networks Interactive, Inc., Class A	5,005	112,663
Time Warner Cable, Inc.	10,486	260,053
Time Warner, Inc.	41,776	806,270
Virgin Media, Inc.	56,588	271,622
Warner Music Group Corp.(2)	43,228	101,586
		4,437,281
METALS & MINING ― 1.6%
Compass Minerals International, Inc.	17,752	1,000,680
Freeport-McMoRan Copper & Gold, Inc.	8,787	334,873
Gerdau Ameristeel Corp.	32,818	100,751
Nucor Corp.	2,669	101,876
Reliance Steel & Aluminum Co.	19,044	501,429
Schnitzer Steel Industries, Inc., Class A	9,024	283,263
Southern Copper Corp.	54,705	952,961
		3,275,833

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

MULTILINE RETAIL ― 1.3%
Big Lots, Inc.(2)	11,591	$ 240,861
Dollar Tree, Inc.(2)	7,191	320,359
Family Dollar Stores, Inc.	48,143	1,606,531
Macy's, Inc.	29,975	266,778
Sears Holdings Corp.(2)	2,012	91,969
		2,526,498
MULTI-UTILITIES ― 1.3%
Avista Corp.	14,120	194,574
CenterPoint Energy, Inc.	47,955	500,171
DTE Energy Co.	4,023	111,437
NorthWestern Corp.	28,427	610,612
NSTAR	19,405	618,630
PG&E Corp.	4,200	160,524
Public Service Enterprise Group, Inc.	8,916	262,755
Xcel Energy, Inc.	8,094	150,791
		2,609,494
OIL, GAS & CONSUMABLE FUELS ― 9.7%
Alpha Natural Resources, Inc.(2)	41,071	729,010
Anadarko Petroleum Corp.	41,713	1,622,219
Apache Corp.	22,126	1,418,055
Atlas Energy Resources LLC	27,064	285,525
Bill Barrett Corp.(2)	12,220	271,773
Chevron Corp.	12,063	811,116
Cimarex Energy Co.	30,737	564,946
Clayton Williams Energy, Inc.(2)	13,525	395,471
ConocoPhillips	35,195	1,378,236
Denbury Resources, Inc.(2)	16,387	243,511
Devon Energy Corp.	4,113	183,810
El Paso Corp.	71,803	448,769
Encore Acquisition Co.(2)	28,845	671,223
Exxon Mobil Corp.	6,447	439,041
Frontline Ltd.	18,735	325,802
Hess Corp.	9,362	507,420
Hugoton Royalty Trust	7,463	71,346
Mariner Energy, Inc.(2)	8,354	64,744
Murphy Oil Corp.	33,146	1,483,946
Noble Energy, Inc.	16,665	897,910
Nordic American Tanker Shipping	17,836	522,595
Occidental Petroleum Corp.	26,491	1,474,224
Spectra Energy Corp.	10,120	143,097
Sunoco, Inc.	8,750	231,700
Talisman Energy, Inc.	162,675	1,708,088
Tesoro Corp.	38,561	519,417
Valero Energy Corp.	28,788	515,305
Williams Cos., Inc. (The)	36,688	417,509
World Fuel Services Corp.	39,522	1,250,081
		19,595,889
PAPER & FOREST PRODUCTS ― 0.3%
Clearwater Paper Corp.(2)	33,203	266,620
International Paper Co.	28,461	200,365

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

MeadWestvaco Corp.	9,216	$ 110,500
		577,485
PERSONAL PRODUCTS ― 0.2%
Alberto-Culver Co.	5,917	133,783
Estee Lauder Cos., Inc. (The), Class A	7,448	183,594
Nu Skin Enterprises, Inc.	15,154	158,965
		476,342
PHARMACEUTICALS ― 1.9%
Abbott Laboratories	2,518	120,109
Eli Lilly & Co.	14,806	494,668
Endo Pharmaceuticals Holdings, Inc.(2)	7,928	140,167
Forest Laboratories, Inc.(2)	15,636	343,367
Johnson & Johnson	3,167	166,584
King Pharmaceuticals, Inc.(2)	62,339	440,737
KV Pharmaceutical Co., Class A(2)	124,511	205,443
Merck & Co., Inc.	14,335	383,461
Schering-Plough Corp.	20,703	487,556
Sepracor, Inc.(2)	34,839	510,740
Watson Pharmaceuticals, Inc.(2)	17,723	551,362
		3,844,194
PROFESSIONAL SERVICES ― 0.4%
MPS Group, Inc.(2)	28,317	168,486
Watson Wyatt Worldwide, Inc., Class A	11,039	544,996
		713,482
REAL ESTATE INVESTMENT TRUSTS (REITS) ― 1.3%
Hospitality Properties Trust	43,027	516,324
Host Hotels & Resorts, Inc.	156,350	612,892
Mack-Cali Realty Corp.	29,125	576,966
ProLogis	13,304	86,476
Public Storage	1,513	83,593
Simon Property Group, Inc.	18,456	639,316
Taubman Centers, Inc.	4,402	75,010
		2,590,577
ROAD & RAIL ― 0.6%
Arkansas Best Corp.	2,901	55,177
Norfolk Southern Corp.	2,091	70,571
Union Pacific Corp.	3,446	141,665
Werner Enterprises, Inc.	64,929	981,727
		1,249,140
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.8%
Amkor Technology, Inc.(2)	81,054	217,225
Broadcom Corp., Class A(2)	45,413	907,351
Integrated Device Technology, Inc.(2)	61,490	279,780
Intel Corp.	10,255	154,338
LSI Corp.(2)	238,305	724,447
Marvell Technology Group Ltd.(2)	19,474	178,382
National Semiconductor Corp.	38,187	392,180
NVIDIA Corp.(2)	23,758	234,254
ON Semiconductor Corp.(2)	38,774	151,219
Texas Instruments, Inc.	13,733	226,732
Varian Semiconductor Equipment Associates, Inc.(2)	5,844	126,581
		3,592,489

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

SOFTWARE ― 3.1%
Adobe Systems, Inc.(2)	22,854	$ 488,847
Advent Software, Inc.(2)	3,859	128,543
Autodesk, Inc.(2)	16,261	273,347
CA, Inc.	22,099	389,163
Cerner Corp.(2)	4,189	184,190
Novell, Inc.(2)	237,607	1,012,207
Parametric Technology Corp.(2)	25,629	255,777
Quest Software, Inc.(2)	50,561	641,113
Sybase, Inc.(2)	46,803	1,417,664
Symantec Corp.(2)	28,383	424,042
Synopsys, Inc.(2)	43,624	904,326
		6,119,219
SPECIALTY RETAIL ― 3.8%
AutoNation, Inc.(2)	90,576	1,257,195
AutoZone, Inc.(2)	1,535	249,622
Barnes & Noble, Inc.	24,869	531,699
Children's Place Retail Stores, Inc. (The)(2)	4,199	91,916
Foot Locker, Inc.	19,500	204,360
Gap, Inc. (The)	93,963	1,220,579
RadioShack Corp.	44,509	381,442
Rent-A-Center, Inc.(2)	44,301	858,110
Ross Stores, Inc.	6,064	217,576
Sherwin-Williams Co. (The)	6,483	336,922
TJX Cos., Inc. (The)	6,740	172,814
Tractor Supply Co.(2)	31,451	1,134,123
Williams-Sonoma, Inc.	86,876	875,710
		7,532,068
TEXTILES, APPAREL & LUXURY GOODS ― 1.1%
Carter's, Inc.(2)	3,763	70,782
Columbia Sportswear Co.	38,328	1,146,773
Jones Apparel Group, Inc.	19,214	81,083
Polo Ralph Lauren Corp.	12,313	520,224
Timberland Co., Class A(2)	21,558	257,403
Warnaco Group, Inc. (The)(2)	3,172	76,128
Wolverine World Wide, Inc.	5,370	83,665
		2,236,058
THRIFTS & MORTGAGE FINANCE ― 0.1%
MGIC Investment Corp.	38,499	54,669
Northwest Bancorp, Inc.	4,903	82,861
TrustCo Bank Corp. NY	22,910	137,917
		275,447
TOBACCO ― 0.7%
Altria Group, Inc.	65,417	1,047,981
Reynolds American, Inc.	3,372	120,852
Vector Group Ltd.	14,254	185,159
		1,353,992
TRADING COMPANIES & DISTRIBUTORS(3)
WESCO International, Inc.(2)	4,012	72,697

WIRELESS TELECOMMUNICATION SERVICES ― 2.3%
American Tower Corp., Class A(2)	7,007	213,223

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Clearwire Corp., Class A(2)	176,443	$ 908,681
Rogers Communications, Inc., Class B	14,220	324,643
Sprint Nextel Corp.(2)	164,320	586,622
Syniverse Holdings, Inc.(2)	80,829	1,273,866
United States Cellular Corp.(2)	38,186	1,273,121
		4,580,156
TOTAL COMMON STOCKS
(Cost $208,522,516)		191,370,287
TEMPORARY CASH INVESTMENTS — 0.9%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	86,866	86,866

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 7.50%, 11/15/24, valued at $1,834,687) , in a joint trading account at 0.10%, dated 3/31/09, due 4/01/09 (Delivery value $1,800,005)		1,800,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,886,866)		1,886,866

TOTAL INVESTMENT SECURITIES — 96.6%
(Cost $210,409,382)		193,257,153
TOTAL SECURITIES SOLD SHORT — (95.7)%		(191,460,920)
OTHER ASSETS AND LIABILITIES — 99.1%		198,368,430
TOTAL NET ASSETS — 100.0%		$200,164,663

SECURITIES SOLD SHORT — (95.7)%

AEROSPACE & DEFENSE ― (1.8)%
Axsys Technologies, Inc.	(2,383)	(100,181)
Boeing Co.	(34,915)	(1,242,277)
CAE, Inc.	(31,517)	(191,939)
Curtiss-Wright Corp.	(5,145)	(144,317)
Hexcel Corp.	(34,914)	(229,385)
ITT Corp.	(9,695)	(372,967)
Rockwell Collins, Inc.	(18,207)	(594,276)
Spirit Aerosystems Holdings, Inc., Class A	(62,220)	(620,333)
Teledyne Technologies, Inc.	(6,449)	(172,059)
		(3,667,734)
AIR FREIGHT & LOGISTICS ― (0.7)%
C.H. Robinson Worldwide, Inc.	(15,124)	(689,806)
Expeditors International of Washington, Inc.	(5,899)	(166,883)
FedEx Corp.	(2,919)	(129,866)
United Parcel Service, Inc., Class B	(10,446)	(514,152)
		(1,500,707)
AIRLINES ― (0.2)%
Continental Airlines, Inc., Class B	(16,403)	(144,510)
JetBlue Airways Corp.	(60,954)	(222,482)
US Airways Group, Inc.	(22,350)	(56,546)
		(423,538)
AUTO COMPONENTS ― (0.4)%
Gentex Corp.	(16,755)	(166,880)
Goodyear Tire & Rubber Co. (The)	(105,389)	(659,735)
		(826,615)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

AUTOMOBILES ― (0.6)%
Harley-Davidson, Inc.	(92,679)	$ (1,240,972)

BEVERAGES ― (0.8)%
Coca-Cola Co. (The)	(9,110)	(400,385)
Dr. Pepper Snapple Group, Inc.	(12,106)	(204,712)
PepsiCo, Inc.	(20,613)	(1,061,157)
		(1,666,254)
BIOTECHNOLOGY ― (2.4)%
Abraxis Bioscience, Inc.	(7,013)	(334,380)
Acorda Therapeutics, Inc.	(18,715)	(370,744)
Alexion Pharmaceuticals, Inc.	(12,827)	(483,065)
Amylin Pharmaceuticals, Inc.	(41,136)	(483,348)
BioMarin Pharmaceutical, Inc.	(41,203)	(508,857)
Cougar Biotechnology, Inc.	(5,552)	(178,774)
Genzyme Corp.	(7,295)	(433,250)
Onyx Pharmaceuticals, Inc.	(15,430)	(440,527)
Theravance, Inc.	(29,796)	(506,532)
United Therapeutics Corp.	(7,799)	(515,436)
Vertex Pharmaceuticals, Inc.	(16,758)	(481,457)
		(4,736,370)
CAPITAL MARKETS ― (1.4)%
Ameriprise Financial, Inc.	(8,697)	(178,202)
Charles Schwab Corp. (The)	(11,496)	(178,188)
GAMCO Investors, Inc., Class A	(9,662)	(315,464)
Goldman Sachs Group, Inc. (The)	(6,659)	(705,987)
Lazard Ltd., Class A	(3,248)	(95,491)
Legg Mason, Inc.	(63,464)	(1,009,078)
State Street Corp.	(10,532)	(324,175)
Teton Advisors, Inc.	(144)	(57)
		(2,806,642)
CHEMICALS ― (3.5)%
Agrium, Inc.	(2,704)	(96,776)
Air Products & Chemicals, Inc.	(23,476)	(1,320,524)
Albemarle Corp.	(5,876)	(127,921)
Celanese Corp., Class A	(14,360)	(191,993)
Eastman Chemical Co.	(3,261)	(87,395)
Ecolab, Inc.	(15,476)	(537,481)
Methanex Corp.	(33,236)	(259,573)
NL Industries, Inc.	(7,255)	(72,550)
Olin Corp.	(62,130)	(886,595)
Potash Corp. of Saskatchewan, Inc.	(12,107)	(978,367)
Praxair, Inc.	(7,541)	(507,434)
Sigma-Aldrich Corp.	(29,083)	(1,099,047)
Valhi, Inc.	(42,703)	(400,554)
W.R. Grace & Co.	(22,358)	(141,303)
Westlake Chemical Corp.	(20,221)	(295,833)
		(7,003,346)
COMMERCIAL BANKS ― (1.1)%
BancorpSouth, Inc.	(22,427)	(467,379)
Glacier Bancorp., Inc.	(10,469)	(164,468)
Hancock Holding Co.	(6,353)	(198,722)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

KeyCorp	(10,821)	$ (85,161)
Signature Bank	(13,700)	(386,751)
Susquehanna Bancshares, Inc.	(55,686)	(519,550)
Wells Fargo & Co.	(25,000)	(356,000)
		(2,178,031)
COMMERCIAL SERVICES & SUPPLIES ― (3.7)%
ABM Industries, Inc.	(37,128)	(608,899)
Cintas Corp.	(20,096)	(496,773)
Clean Harbors, Inc.	(4,639)	(222,672)
Copart, Inc.	(6,180)	(183,299)
Corrections Corp. of America	(94,141)	(1,205,945)
Geo Group, Inc. (The)	(19,575)	(259,369)
Iron Mountain, Inc.	(42,417)	(940,384)
Mine Safety Appliances Co.	(18,008)	(360,520)
Ritchie Bros. Auctioneers, Inc.	(30,667)	(570,100)
Stericycle, Inc.	(19,446)	(928,158)
Tetra Tech, Inc.	(31,316)	(638,220)
United Stationers, Inc.	(25,795)	(724,324)
Waste Connections, Inc.	(6,675)	(171,548)
		(7,310,211)
COMMUNICATIONS EQUIPMENT ― (1.5)%
Cisco Systems, Inc.	(35,779)	(600,014)
Comverse Technology, Inc.	(24,168)	(138,724)
Corning, Inc.	(45,311)	(601,277)
EchoStar Corp., Class A	(47,971)	(711,410)
Loral Space & Communications, Inc.	(28,127)	(600,793)
Research In Motion Ltd.	(7,514)	(323,628)
		(2,975,846)
COMPUTERS & PERIPHERALS ― (0.8)%
Dell, Inc.	(52,181)	(494,676)
Diebold, Inc.	(8,165)	(174,323)
NetApp, Inc.	(35,360)	(524,742)
SanDisk Corp.	(35,133)	(444,432)
		(1,638,173)
CONSTRUCTION & ENGINEERING ― (1.0)%
AECOM Technology Corp.	(4,021)	(104,868)
Jacobs Engineering Group, Inc.	(7,096)	(274,331)
KBR, Inc.	(23,450)	(323,845)
Perini Corp.	(5,239)	(64,440)
Quanta Services, Inc.	(59,274)	(1,271,427)
		(2,038,911)
CONSTRUCTION MATERIALS ― (0.3)%
Eagle Materials, Inc.	(25,382)	(615,514)

CONSUMER FINANCE ― (0.2)%
SLM Corp.	(88,442)	(437,788)

CONTAINERS & PACKAGING ― (0.2)%
AptarGroup, Inc.	(4,357)	(135,677)
Temple-Inland, Inc.	(63,011)	(338,369)
		(474,046)
DISTRIBUTORS ― (0.2)%
Genuine Parts Co.	(5,954)	(177,786)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

LKQ Corp.	(16,066)	$ (229,262)
		(407,048)
DIVERSIFIED CONSUMER SERVICES ― (1.8)%
American Public Education, Inc.	(8,504)	(357,678)
Brink's Home Security Holdings, Inc.	(4,418)	(99,847)
Coinstar, Inc.	(15,532)	(508,828)
Matthews International Corp., Class A	(20,690)	(596,079)
Service Corp. International	(235,896)	(823,277)
Sotheby's	(48,240)	(434,160)
Strayer Education, Inc.	(4,838)	(870,211)
		(3,690,080)
DIVERSIFIED FINANCIAL SERVICES ― (0.5)%
CIT Group, Inc.	(37,845)	(107,858)
Leucadia National Corp.	(53,884)	(802,333)
		(910,191)
DIVERSIFIED TELECOMMUNICATION SERVICES ― (1.2)%
AT&T, Inc.	(41,457)	(1,044,717)
Cbeyond, Inc.	(35,880)	(675,620)
Shenandoah Telecommunications Co.	(4,685)	(106,818)
tw telecom, inc.	(37,348)	(326,795)
Verizon Communications, Inc.	(7,489)	(226,168)
		(2,380,118)
ELECTRIC UTILITIES ― (2.0)%
Allete, Inc.	(26,906)	(718,121)
Cleco Corp.	(11,121)	(241,214)
Great Plains Energy, Inc.	(82,626)	(1,112,972)
PPL Corp.	(34,291)	(984,495)
Westar Energy, Inc.	(52,103)	(913,366)
		(3,970,168)
ELECTRICAL EQUIPMENT ― (0.5)%
AO Smith Corp.	(4,669)	(117,565)
First Solar, Inc.	(1,541)	(204,491)
General Cable Corp.	(29,385)	(582,411)
Regal-Beloit Corp.	(5,716)	(175,138)
		(1,079,605)
ELECTRONIC EQUIPMENT & INSTRUMENTS ― (0.3)%
National Instruments Corp.	(34,562)	(644,581)

ELECTRONIC EQUIPMENT & INSTRUMENTS ― (1.1)%
Amphenol Corp., Class A	(12,908)	(367,749)
AVX Corp.	(54,756)	(497,184)
Echelon Corp.	(17,684)	(143,064)
FLIR Systems, Inc.	(6,402)	(131,113)
Itron, Inc.	(2,817)	(133,385)
Tech Data Corp.	(20,962)	(456,552)
Tyco Electronics Ltd.	(44,021)	(485,992)
		(2,215,039)
ENERGY EQUIPMENT & SERVICES ― (2.7)%
Atwood Oceanics, Inc.	(67,575)	(1,121,069)
Dril-Quip, Inc.	(6,849)	(210,264)
Global Industries Ltd.	(89,370)	(343,181)
Helmerich & Payne, Inc.	(8,184)	(186,350)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Hornbeck Offshore Services, Inc.	(7,611)	$ (115,992)
Nabors Industries Ltd.	(16,907)	(168,901)
Oceaneering International, Inc.	(5,745)	(211,818)
Pride International, Inc.	(13,135)	(236,167)
Rowan Cos., Inc.	(64,947)	(777,416)
RPC, Inc.	(12,688)	(84,121)
SEACOR Holdings, Inc.	(9,000)	(524,790)
Transocean Ltd.	(6,740)	(396,582)
Weatherford International Ltd.	(91,543)	(1,013,381)
		(5,390,032)
FOOD & STAPLES RETAILING ― (1.5)%
Costco Wholesale Corp.	(22,608)	(1,047,203)
Ruddick Corp.	(28,626)	(642,654)
Walgreen Co.	(44,585)	(1,157,426)
Winn-Dixie Stores, Inc.	(7,115)	(68,019)
		(2,915,302)
FOOD PRODUCTS ― (1.9)%
Flowers Foods, Inc.	(23,749)	(557,627)
Hain Celestial Group, Inc. (The)	(4,701)	(66,942)
Hormel Foods Corp.	(23,329)	(739,763)
Kraft Foods, Inc., Class A	(17,662)	(393,686)
Sanderson Farms, Inc.	(30,511)	(1,145,688)
Sara Lee Corp.	(49,297)	(398,320)
Smithfield Foods, Inc.	(40,166)	(379,970)
Tyson Foods, Inc., Class A	(15,906)	(149,357)
		(3,831,353)
GAS UTILITIES ― (1.6)%
Laclede Group, Inc. (The)	(7,286)	(284,008)
Nicor, Inc.	(19,366)	(643,532)
Northwest Natural Gas Co.	(21,196)	(920,330)
ONEOK, Inc.	(43,993)	(995,562)
Piedmont Natural Gas Co., Inc.	(3,701)	(95,819)
Questar Corp.	(8,006)	(235,617)
		(3,174,868)
HEALTH CARE EQUIPMENT & SUPPLIES ― (2.7)%
Cooper Cos., Inc. (The)	(31,717)	(838,597)
Intuitive Surgical, Inc.	(2,686)	(256,137)
Inverness Medical Innovations, Inc.	(5,527)	(147,184)
Meridian Bioscience, Inc.	(31,457)	(570,001)
NuVasive, Inc.	(41,647)	(1,306,882)
Resmed, Inc.	(8,438)	(298,199)
West Pharmaceutical Services, Inc.	(32,671)	(1,071,936)
Wright Medical Group, Inc.	(31,301)	(407,852)
Zimmer Holdings, Inc.	(14,801)	(540,237)
		(5,437,025)
HEALTH CARE PROVIDERS & SERVICES ― (3.2)%
athenahealth, Inc.	(10,834)	(261,208)
Cardinal Health, Inc.	(35,972)	(1,132,399)
Coventry Health Care, Inc.	(6,577)	(85,106)
DaVita, Inc.	(4,189)	(184,107)
Emeritus Corp.	(42,965)	(281,850)
Health Net, Inc.	(58,832)	(851,887)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Henry Schein, Inc.	(2,232)	$ (89,302)
Landauer, Inc.	(1,314)	(66,594)
McKesson Corp.	(3,198)	(112,058)
Medco Health Solutions, Inc.	(4,012)	(165,856)
Mednax, Inc.	(25,138)	(740,817)
Psychiatric Solutions, Inc.	(59,671)	(938,625)
Tenet Healthcare Corp.	(92,311)	(107,081)
Universal Health Services, Inc., Class B	(8,201)	(314,426)
VCA Antech, Inc.	(48,722)	(1,098,681)
		(6,429,997)
HEALTH CARE TECHNOLOGY ― (0.4)%
Allscripts-Misys Healthcare Solutions, Inc.	(61,919)	(637,147)
Eclipsys Corp.	(11,351)	(115,099)
		(752,246)
HOTELS, RESTAURANTS & LEISURE ― (2.4)%
Burger King Holdings, Inc.	(47,812)	(1,097,285)
Carnival Corp.	(34,204)	(738,806)
International Speedway Corp., Class A	(28,696)	(633,034)
Jack in the Box, Inc.	(44,242)	(1,030,396)
Las Vegas Sands Corp.	(39,689)	(119,464)
Penn National Gaming, Inc.	(2,841)	(68,610)
Royal Caribbean Cruises Ltd.	(30,850)	(247,109)
Scientific Games Corp., Class A	(43,029)	(521,081)
Sonic Corp.	(8,418)	(84,348)
Starbucks Corp.	(10,953)	(121,688)
Tim Hortons, Inc.	(7,923)	(201,007)
		(4,862,828)
HOUSEHOLD DURABLES ― (0.9)%
Fortune Brands, Inc.	(21,416)	(525,763)
KB Home	(17,350)	(228,673)
Mohawk Industries, Inc.	(22,075)	(659,380)
Newell Rubbermaid, Inc.	(18,626)	(118,834)
Tupperware Brands Corp.	(9,132)	(155,153)
Whirlpool Corp.	(2,961)	(87,616)
		(1,775,419)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― (0.4)%
Ormat Technologies, Inc.	(29,501)	(810,097)

INDUSTRIAL CONGLOMERATES ― (2.6)%
General Electric Co.	(54,918)	(555,221)
McDermott International, Inc.	(67,077)	(898,161)
Otter Tail Corp.	(51,325)	(1,131,716)
Seaboard Corp.	(1,198)	(1,209,980)
Textron, Inc.	(37,805)	(217,001)
Tyco International Ltd.	(56,902)	(1,113,003)
		(5,125,082)
INSURANCE ― (6.0)%
Argo Group International Holdings Ltd.	(5,816)	(175,236)
Everest Re Group Ltd.	(4,850)	(343,380)
Fidelity National Financial, Inc., Class A	(64,679)	(1,261,887)
First American Corp.	(20,497)	(543,375)
Hanover Insurance Group, Inc.	(16,261)	(468,642)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Harleysville Group, Inc.	(10,296)	$ (327,516)
Infinity Property & Casualty Corp.	(1,934)	(65,621)
Loews Corp.	(48,923)	(1,081,198)
Marsh & McLennan Cos., Inc.	(48,690)	(985,973)
Max Capital Group Ltd.	(7,668)	(132,196)
Mercury General Corp.	(34,044)	(1,011,107)
Montpelier Re Holdings Ltd.	(71,516)	(926,847)
OneBeacon Insurance Group Ltd., Class A	(74,310)	(717,835)
Progressive Corp. (The)	(45,587)	(612,689)
Reinsurance Group of America, Inc.	(3,484)	(112,847)
Unitrin, Inc.	(19,179)	(268,122)
Wesco Financial Corp.	(1,908)	(526,608)
White Mountains Insurance Group Ltd.	(2,646)	(454,874)
Willis Group Holdings Ltd.	(50,401)	(1,108,822)
Zenith National Insurance Corp.	(38,144)	(919,652)
		(12,044,427)
INTERNET SOFTWARE & SERVICES ― (1.7)%
Akamai Technologies, Inc.	(51,207)	(993,416)
Equinix, Inc.	(18,582)	(1,043,379)
Google, Inc., Class A	(2,263)	(787,660)
IAC/InterActiveCorp	(9,264)	(141,091)
VistaPrint Ltd.	(2,957)	(81,288)
WebMD Health Corp., Class A	(5,801)	(129,362)
Yahoo!, Inc.	(17,526)	(224,508)
		(3,400,704)
IT SERVICES ― (2.8)%
CACI International, Inc., Class A	(23,366)	(852,625)
Cognizant Technology Solutions Corp., Class A	(61,039)	(1,269,002)
DST Systems, Inc.	(31,793)	(1,100,674)
Fiserv, Inc.	(34,492)	(1,257,578)
SRA International, Inc., Class A	(67,250)	(988,575)
Visa, Inc., Class A	(2,829)	(157,292)
		(5,625,746)
LEISURE EQUIPMENT & PRODUCTS ― (0.3)%
Mattel, Inc.	(46,499)	(536,133)

LIFE SCIENCES TOOLS & SERVICES ― (1.9)%
AMAG Pharmaceuticals, Inc.	(9,291)	(341,630)
Bruker Corp.	(18,567)	(114,373)
Charles River Laboratories International, Inc.	(27,284)	(742,398)
Covance, Inc.	(30,561)	(1,088,888)
Illumina, Inc.	(24,332)	(906,124)
PAREXEL International Corp.	(4,382)	(42,637)
Pharmaceutical Product Development, Inc.	(3,117)	(73,935)
Sequenom, Inc.	(35,638)	(506,772)
		(3,816,757)
MACHINERY ― (3.2)%
Caterpillar, Inc.	(7,858)	(219,710)
CLARCOR, Inc.	(25,175)	(634,158)
Danaher Corp.	(13,227)	(717,168)
Eaton Corp.	(20,646)	(761,012)
ESCO Technologies, Inc.	(5,304)	(205,265)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Graco, Inc.	(6,237)	$ (106,466)
Ingersoll-Rand Co. Ltd., Class A	(38,662)	(533,536)
Kaydon Corp.	(23,078)	(630,722)
Nordson Corp.	(12,623)	(358,872)
PACCAR, Inc.	(43,515)	(1,120,945)
Pall Corp.	(15,840)	(323,611)
Terex Corp.	(9,047)	(83,685)
Timken Co.	(15,891)	(221,838)
Trinity Industries, Inc.	(53,093)	(485,270)
		(6,402,258)
MEDIA ― (1.6)%
Liberty Media Corp. - Capital, Series A	(37,417)	(261,171)
Live Nation, Inc.	(22,298)	(59,536)
News Corp., Class A	(122,522)	(811,095)
Regal Entertainment Group, Class A	(15,556)	(208,606)
Scholastic Corp.	(39,351)	(593,019)
Shaw Communications, Inc., Class B	(11,510)	(174,377)
Walt Disney Co. (The)	(21,193)	(384,865)
Washington Post Co. (The), Class B	(1,786)	(637,780)
		(3,130,449)
METALS & MINING ― (1.7)%
Alcoa, Inc.	(76,580)	(562,097)
Allegheny Technologies, Inc.	(7,907)	(173,401)
AMCOL International Corp.	(44,705)	(663,422)
Commercial Metals Co.	(101,731)	(1,174,992)
Kaiser Aluminum Corp.	(16,332)	(377,596)
RTI International Metals, Inc.	(19,508)	(228,244)
Steel Dynamics, Inc.	(17,127)	(150,889)
		(3,330,641)
MULTILINE RETAIL ― (0.9)%
J.C. Penney Co., Inc.	(18,485)	(370,994)
Kohl's Corp.	(6,342)	(268,393)
Target Corp.	(34,257)	(1,178,099)
		(1,817,486)
MULTI-UTILITIES ― (1.6)%
Alliant Energy Corp.	(13,938)	(344,129)
Ameren Corp.	(5,587)	(129,563)
Black Hills Corp.	(22,887)	(409,448)
CMS Energy Corp.	(16,629)	(196,887)
Dominion Resources, Inc.	(30,870)	(956,661)
Integrys Energy Group, Inc.	(25,014)	(651,365)
OGE Energy Corp.	(8,632)	(205,614)
TECO Energy, Inc.	(34,178)	(381,085)
		(3,274,752)
OFFICE ELECTRONICS ― (0.3)%
Xerox Corp.	(19,643)	(89,376)
Zebra Technologies Corp., Class A	(26,041)	(495,299)
		(584,675)
OIL, GAS & CONSUMABLE FUELS ― (8.8)%
Boardwalk Pipeline Partners LP	(49,497)	(1,108,733)
Cabot Oil & Gas Corp.	(18,871)	(444,789)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Cheniere Energy Partners LP	(24,520)	$ (147,120)
Chesapeake Energy Corp.	(67,300)	(1,148,139)
CNX Gas Corp.	(41,309)	(979,436)
CONSOL Energy, Inc.	(35,447)	(894,682)
Continental Resources, Inc.	(13,069)	(277,193)
Enbridge Energy Partners LP	(41,847)	(1,252,482)
Enbridge, Inc.	(16,144)	(464,947)
EnCana Corp.	(4,363)	(177,181)
EOG Resources, Inc.	(7,114)	(389,563)
EQT Corp.	(36,946)	(1,157,519)
EXCO Resources, Inc.	(6,280)	(62,800)
Forest Oil Corp.	(50,346)	(662,050)
Foundation Coal Holdings, Inc.	(4,907)	(70,415)
Frontier Oil Corp.	(62,917)	(804,708)
Goodrich Petroleum Corp.	(15,180)	(293,885)
Holly Corp.	(4,699)	(99,619)
Linn Energy LLC	(7,116)	(106,028)
Newfield Exploration Co.	(21,330)	(484,191)
Petrohawk Energy Corp.	(62,236)	(1,196,799)
Pioneer Natural Resources Co.	(10,924)	(179,918)
Plains All American Pipeline LP	(18,654)	(685,721)
Plains Exploration & Production Co.	(27,648)	(476,375)
Quicksilver Resources, Inc.	(12,423)	(68,823)
Range Resources Corp.	(23,399)	(963,103)
SandRidge Energy, Inc.	(23,378)	(154,061)
Southern Union Co.	(17,208)	(261,906)
Suncor Energy, Inc.	(28,797)	(639,581)
Ultra Petroleum Corp.	(8,292)	(297,600)
USEC, Inc.	(51,596)	(247,661)
XTO Energy, Inc.	(36,705)	(1,123,907)
		(17,320,935)
PAPER & FOREST PRODUCTS ― (0.5)%
Weyerhaeuser Co.	(35,819)	(987,530)

PERSONAL PRODUCTS ― (0.3)%
Avon Products, Inc.	(20,238)	(389,177)
Herbalife Ltd.	(5,929)	(88,816)
NBTY, Inc.	(11,299)	(159,090)
		(637,083)
PHARMACEUTICALS ― (0.9)%
Allergan, Inc.	(11,692)	(558,410)
Auxilium Pharmaceuticals, Inc.	(16,741)	(464,061)
Perrigo Co.	(17,128)	(425,288)
Wyeth	(6,061)	(260,865)
		(1,708,624)
PROFESSIONAL SERVICES ― (0.8)%
FTI Consulting, Inc.	(25,334)	(1,253,527)
IHS, Inc., Class A	(6,997)	(288,136)
		(1,541,663)
REAL ESTATE INVESTMENT TRUSTS (REITS) ― (1.8)%
American Campus Communities, Inc.	(18,666)	(324,042)
HCP, Inc.	(28,305)	(505,244)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Healthcare Realty Trust, Inc.	(7,158)	$ (107,298)
Potlatch Corp.	(43,651)	(1,012,267)
Rayonier, Inc.	(23,676)	(715,489)
UDR, Inc.	(115,803)	(997,064)
		(3,661,404)
REAL ESTATE MANAGEMENT & DEVELOPMENT ― (0.8)%
Brookfield Asset Management, Inc., Class A	(68,924)	(949,772)
Brookfield Properties Corp.	(36,090)	(207,157)
St. Joe Co. (The)	(20,615)	(345,095)
		(1,502,024)
ROAD & RAIL ― (1.0)%
AMERCO, Inc.	(8,597)	(288,257)
Hertz Global Holdings, Inc.	(167,172)	(656,986)
Kansas City Southern	(58,064)	(737,994)
Landstar System, Inc.	(11,357)	(380,119)
		(2,063,356)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― (1.6)%
Applied Materials, Inc.	(33,206)	(356,965)
Diodes, Inc.	(75,072)	(796,513)
International Rectifier Corp.	(14,569)	(196,827)
Maxim Integrated Products, Inc.	(5,777)	(76,314)
MEMC Electronic Materials, Inc.	(24,883)	(410,321)
Micron Technology, Inc.	(190,652)	(774,047)
Microsemi Corp.	(44,661)	(518,068)
PMC - Sierra, Inc.	(17,119)	(109,219)
		(3,238,274)
SOFTWARE ― (2.1)%
Activision Blizzard, Inc.	(54,840)	(573,626)
Amdocs Ltd.	(60,694)	(1,124,053)
Blackboard, Inc.	(1,923)	(61,036)
Compuware Corp.	(48,367)	(318,739)
Concur Technologies, Inc.	(7,310)	(140,279)
Electronic Arts, Inc.	(18,306)	(332,986)
Macrovision Solutions Corp.	(74,353)	(1,322,740)
Quality Systems, Inc.	(5,055)	(228,739)
THQ, Inc.	(31,257)	(95,021)
		(4,197,219)
SPECIALTY RETAIL ― (3.3)%
Aaron Rents, Inc.	(12,392)	(330,371)
Abercrombie & Fitch Co., Class A	(28,658)	(682,060)
American Eagle Outfitters, Inc.	(57,043)	(698,206)
Bed Bath & Beyond, Inc.	(30,541)	(755,890)
Best Buy Co., Inc.	(27,068)	(1,027,500)
Chico's FAS, Inc.	(74,607)	(400,640)
Dick's Sporting Goods, Inc.	(11,926)	(170,184)
Home Depot, Inc. (The)	(14,712)	(346,615)
Lowe's Cos., Inc.	(34,923)	(637,345)
O'Reilly Automotive, Inc.	(10,145)	(355,176)
Penske Automotive Group, Inc.	(24,220)	(225,973)
Sally Beauty Holdings, Inc.	(31,991)	(181,709)
Tiffany & Co.	(22,006)	(474,449)

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Urban Outfitters, Inc.	(17,588)	$ (287,916)
		(6,574,034)
TEXTILES, APPAREL & LUXURY GOODS ― (0.6)%
Deckers Outdoor Corp.	(1,198)	(63,542)
Gildan Activewear, Inc.	(34,814)	(281,993)
Hanesbrands, Inc.	(85,694)	(820,092)
		(1,165,627)
TOBACCO ― (0.6)%
Philip Morris International, Inc.	(17,049)	(606,603)
Universal Corp.	(22,330)	(668,114)
		(1,274,717)
TRADING COMPANIES & DISTRIBUTORS ― (0.5)%
Fastenal Co.	(3,414)	(109,777)
GATX Corp.	(38,127)	(771,309)
MSC Industrial Direct Co., Class A	(5,127)	(159,296)
		(1,040,382)
WATER UTILITIES ― (0.1)%
Aqua America, Inc.	(10,487)	(209,740)

WIRELESS TELECOMMUNICATION SERVICES ― (1.5)%
Centennial Communications Corp.	(30,755)	(254,036)
Crown Castle International Corp.	(61,343)	(1,252,011)
Leap Wireless International, Inc.	(27,411)	(955,822)
MetroPCS Communications, Inc.	(17,712)	(302,521)
SBA Communications Corp., Class A	(11,507)	(268,113)
		(3,032,503)
TOTAL SECURITIES SOLD SHORT — (95.7)%
(Proceeds $236,097,636)		(191,460,920)

Notes to Schedule of Investments

(1)	Securities are pledged with brokers as collateral for securities sold short. At the period end, the value of securities pledged was $ 49,724,000.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

Long-Short Market Neutral – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2009:
Valuation Inputs	Value of Investment Securities	Value of Securities Sold Short
Level 1 - Quoted Prices	$ 191,457,153	$ (191,460,920)
Level 2 - Other Significant Observable Inputs	1,800,000	-
Level 3 - Significant Unobservable Inputs	-	-
	$ 193,257,153	$ (191,460,920)

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 212,466,810
Gross tax appreciation of investments	$ 14,725,296
Gross tax depreciation of investments	(33,934,953)
Net tax appreciation (depreciation) of investments	$ (19,209,657)
Net tax appreciation (depreciation) of securities sold short	$ 44,636,716
Net tax appreciation (depreciation)	$ 25,427,059

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund ’ s portfolio holdings as of t he date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund ’ s most recent annual or semiannual shareholder r e port.

American Century Investments®

Quarterly Portfolio Holdings

International Core Equity Fund

March 31, 2009

International Core Equity – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS & RIGHTS — 97.4%
AUSTRALIA ― 8.3%
Australia & New Zealand Banking Group Ltd.	1,863	$ 20,468
BHP Billiton Ltd.	3,348	74,623
Coca-Cola Amatil Ltd.	486	2,932
Commonwealth Bank of Australia	1,736	42,051
Computershare Ltd.	1,976	12,081
Energy Resources of Australia Ltd.	967	14,296
Incitec Pivot Ltd.	760	1,125
Kingsgate Consolidated Ltd.(1)	4,242	15,427
Metcash Ltd.	3,655	10,283
National Australia Bank Ltd.	1,282	17,972
Newcrest Mining Ltd.	1,631	36,989
Rio Tinto Ltd.	427	16,754
Sino Gold Mining Ltd.(1)	6,099	22,476
Tatts Group Ltd.	8,797	16,950
Westpac Banking Corp.	3,629	48,307
Woolworths Ltd.	938	16,374
		369,108
BELGIUM ― 0.4%
Delhaize Group	209	13,555
Umicore	169	3,115
		16,670
CHANNEL ISLANDS ― 0.6%
Randgold Resources Ltd.	513	27,549

DENMARK ― 1.1%
Carlsberg A/S B Shares	83	3,429
Dampskibsselskabet Norden A/S	100	2,799
Novo Nordisk A/S B Shares	612	29,355
Vestas Wind Systems A/S(1)	272	12,012
		47,595
FINLAND ― 0.1%
Rautaruukki Oyj	267	4,268

FRANCE ― 9.3%
BNP Paribas	851	35,075
Bouygues SA	244	8,705
Casino Guichard Perrachon SA	291	18,900
Cie Generale d'Optique Essilor International SA	238	9,203
Credit Agricole SA	1,764	19,413
France Telecom SA	2,197	49,962
GDF Suez	496	17,054
Gemalto NV(1)	347	9,918
Sanofi-Aventis	724	40,629
SCOR SE	1,245	25,646
Societe Generale	592	23,247
Sodexo	219	9,971
Suez Environnement SA(1)	129	1,898
Technip SA	171	6,027
Total SA	1,232	61,102
Unibail-Rodamco	65	9,248

International Core Equity – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Vilmorin & Cie	40	$ 3,715
Vinci SA	495	18,334
Vivendi	1,638	43,280
		411,327
GERMANY ― 7.1%
adidas AG	131	4,369
Allianz SE	81	6,824
BASF SE	1,312	39,828
Bayer AG	350	16,767
Bayerische Motoren Werke AG	274	7,951
Daimler AG	156	3,966
Deutsche Lufthansa AG	1,290	14,030
Deutsche Telekom AG	3,589	44,648
E.ON AG	1,245	34,655
Hannover Rueckversicherung AG	444	14,160
Metro AG	271	8,957
Muenchener Rueckversicherungs-Gesellschaft AG	44	5,374
Norddeutsche Affinerie AG	820	20,847
RWE AG	341	23,974
Siemens AG	529	30,294
Volkswagen AG	79	24,323
Wacker Chemie AG	174	14,483
		315,450
GREECE ― 0.6%
National Bank of Greece SA	12	183
OPAP SA	910	24,047
		24,230
HONG KONG ― 3.0%
BOC Hong Kong Holdings Ltd.	2,500	2,559
China Mobile Ltd.	1,500	13,058
Chinese Estates Holdings Ltd.	13,000	15,748
CLP Holdings Ltd.	1,000	6,871
Dairy Farm International Holdings Ltd.	2,700	11,896
Hang Seng Bank Ltd.	800	8,132
Hong Kong & China Gas Co., Ltd.	11,000	17,346
Hopewell Highway Infrastructure Ltd.	200	113
Hopewell Holdings Ltd.	2,000	5,253
Hutchison Whampoa Ltd.	4,000	19,618
Li & Fung Ltd.	4,000	9,395
Noble Group Ltd.	9,000	7,052
Zhaojin Mining Industry Co., Ltd. H Shares	11,000	15,588
		132,629
ITALY ― 2.1%
ENI SpA	2,938	56,567
Mediaset SpA	626	2,797
Telecom Italia SpA	11,483	14,739
UniCredit SpA	10,680	17,684
		91,787
JAPAN ― 20.8%
Asahi Breweries Ltd.	600	7,213
Astellas Pharma, Inc.	500	15,399
Bank of Yokohama Ltd. (The)	2,000	8,593

International Core Equity – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Canon, Inc.	600	$ 17,502
Central Japan Railway Co.	2	11,246
Chiba Bank Ltd. (The)	1,000	4,988
Chubu Electric Power Co., Inc.	700	15,402
Daito Trust Construction Co. Ltd.	200	6,704
Denso Corp.	400	8,081
Eisai Co. Ltd.	500	14,736
FamilyMart Co. Ltd.	200	6,100
FAST RETAILING CO. LTD.	100	11,441
Hokuriku Electric Power Co.	200	4,802
Honda Motor Co. Ltd.	1,400	33,497
INPEX CORP.	1	6,885
iShares MSCI Japan Index Fund	2,196	17,370
Jupiter Telecommunications Co. Ltd.	8	5,323
Kansai Electric Power Co., Inc. (The)	600	13,039
Kawasaki Heavy Industries Ltd.	2,000	4,036
KDDI Corp.	2	9,438
Konami Corp.	600	9,015
Konica Minolta Holdings, Inc.	3,000	26,014
Kubota Corp.	3,000	16,482
Kyocera Corp.	200	13,378
Kyushu Electric Power Co., Inc.	300	6,715
Marubeni Corp.	4,000	12,417
Minebea Co. Ltd.	5,000	18,437
Mitsubishi Heavy Industries Ltd.	2,000	6,054
Mitsubishi Materials Corp.	1,000	2,696
Mitsubishi UFJ Financial Group, Inc.	7,100	34,880
Mitsubishi UFJ Lease & Finance Co. Ltd.	190	3,987
MITSUMI ELECTRIC CO. LTD.	1,800	26,321
Mizuho Financial Group, Inc.	1,700	3,309
Nintendo Co. Ltd.	100	29,333
Nippon Meat Packers, Inc.	1,000	10,510
Nippon Sheet Glass Co. Ltd.	1,000	2,501
Nippon Steel Corp.	4,000	10,823
Nippon Telegraph & Telephone Corp.	900	34,183
Nisshin Seifun Group, Inc.	1,000	10,770
Nitori Co. Ltd.	100	5,586
Nomura Real Estate Holdings, Inc.	400	6,114
Nomura Real Estate Office Fund, Inc.	1	5,599
NTT Data Corp.	5	13,709
NTT DoCoMo, Inc.	28	38,203
Osaka Gas Co. Ltd.	3,000	9,358
Rakuten, Inc.	15	7,172
Resona Holdings, Inc.	1,600	21,494
Rohm Co., Ltd.	200	10,020
Sankyo Co. Ltd.	600	25,971
Seiko Epson Corp.	1,600	21,985
Seven & I Holdings Co. Ltd.	1,000	22,079
Shikoku Electric Power Co., Inc.	400	10,685
SHINKO ELECTRIC INDUSTRIES CO. LTD.	2,500	24,148
Sony Corp.	700	14,353
Sumitomo Heavy Industries Ltd.	1,000	3,377

International Core Equity – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Sumitomo Metal Mining Co. Ltd.	1,000	$ 9,680
Sumitomo Mitsui Financial Group, Inc.	800	28,220
Takeda Pharmaceutical Co. Ltd.	400	13,872
Tohoku Electric Power Co., Inc.	200	4,393
Tokuyama Corp.	3,000	19,299
Tokyo Electric Power Co., Inc. (The)	300	7,489
Tokyo Electron Ltd.	500	18,835
Tokyo Gas Co. Ltd.	2,000	6,985
TonenGeneral Sekiyu KK	1,000	9,720
Toyota Motor Corp.	900	28,865
Toyota Tsusho Corp.	500	4,880
Ube Industries Ltd.	3,000	5,437
West Japan Railway Co.	4	12,639
Yamazaki Baking Co. Ltd.	1,000	10,699
		920,486
LUXEMBOURG ― 0.5%
ArcelorMittal	569	11,516
Regus plc	8,199	8,648
		20,164
MEXICO ― 0.3%
Fresnillo plc	1,723	11,296

MULTI-NATIONAL ― 0.4%
iShares S&P Global Financials Sector Index Fund	621	16,872

NETHERLANDS ― 5.6%
Crucell NV(1)	400	7,922
European Aeronautic Defence & Space Co. NV	1,633	18,999
Heineken Holding NV	1,046	25,473
ING Groep NV CVA	347	1,938
Koninklijke Ahold NV	2,804	30,698
Koninklijke DSM NV	913	23,993
Royal Dutch Shell plc B Shares	5,508	120,731
Unilever NV CVA	993	19,631
		249,385
NORWAY ― 1.2%
StatoilHydro ASA	2,999	52,419

PAPUA NEW GUINEA ― 0.6%
Lihir Gold Ltd.(1)	12,248	27,836

PEOPLE'S REPUBLIC OF CHINA ― 3.2%
Anhui Conch Cement Co. Ltd. H Shares(1)	2,000	11,036
China Citic Bank H Shares	32,000	12,103
China Construction Bank Corp. H Shares	42,000	23,852
China COSCO Holdings Co. Ltd. H Shares	26,000	16,950
China Railway Construction Corp. Ltd. H Shares(1)	13,500	17,633
Ctrip.com International Ltd.	279	7,645
Industrial & Commercial Bank of China Ltd. H Shares	31,000	16,125
Tencent Holdings Ltd.	2,200	16,346
Tsingtao Brewery Co. Ltd. H Shares	4,000	8,658
Zijin Mining Group Co., Ltd. H Shares	14,000	9,975
		140,323

International Core Equity – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

PORTUGAL (2)
Banco Espirito Santo SA	400	$ 1,558

SINGAPORE ― 1.0%
DBS Group Holdings Ltd.	1,500	8,411
Jardine Cycle & Carriage Ltd.	2,000	15,520
SembCorp Industries Ltd.	13,000	20,320
		44,251
SOUTH AFRICA ― 0.9%
AngloGold Ashanti Ltd. ADR	773	28,416
Harmony Gold Mining Co. Ltd. ADR(1)	1,063	11,629
		40,045
SPAIN ― 3.0%
Acerinox SA	612	7,102
Banco Bilbao Vizcaya Argentaria SA	997	8,103
Mapfre SA	4,373	9,593
Mapfre SA Rights(1)	4,373	58
Repsol YPF SA	2,100	36,276
Telefonica SA	3,494	69,782
		130,914
SWEDEN ― 2.1%
Alfa Laval AB	1,993	15,110
Lundin Petroleum AB(1)	3,611	19,455
Nordea Bank AB	1,150	5,742
Skanska AB B Shares	1,742	15,014
Svenska Handelsbanken AB A Shares	413	5,839
Telefonaktiebolaget LM Ericsson B Shares	4,158	33,789
		94,949
SWITZERLAND ― 8.2%
Actelion Ltd.(1)	514	23,470
Credit Suisse Group AG	906	27,480
Lonza Group AG(1)	250	24,716
Nestle SA	3,058	103,512
Novartis AG	1,753	66,165
Pargesa Holding SA	205	10,887
Roche Holding AG	331	45,444
Syngenta AG	68	13,671
UBS AG(1)	906	8,607
Zurich Financial Services AG	248	39,136
		363,088
UNITED KINGDOM ― 17.0%
Admiral Group plc	319	3,890
Anglo American plc	566	9,596
Antofagasta plc	1,744	12,587
AstraZeneca plc	1,115	39,550
BAE Systems plc	780	3,743
Barclays plc	8,556	18,252
BHP Billiton plc	1,528	30,253
BP plc	15,940	106,678
British American Tobacco plc	1,617	37,442
British Sky Broadcasting Group plc	1,063	6,598
BT Group plc	11,168	12,496

International Core Equity – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Centrica plc	7,926	$ 25,918
De La Rue plc	1,183	16,476
Diageo plc	2,665	30,092
Drax Group plc	2,995	22,157
GlaxoSmithKline plc	4,796	74,677
Go-Ahead Group plc	633	9,941
Home Retail Group plc	4,171	13,352
HSBC Holdings plc	6,070	34,362
Imperial Tobacco Group plc	1,306	29,331
Mitchells & Butlers plc	1,442	4,987
Old Mutual plc	12,202	9,104
Pearson plc	1,547	15,532
Reckitt Benckiser Group plc	412	15,506
Reed Elsevier plc	1,511	10,843
Smith & Nephew plc	884	5,464
Standard Chartered plc	1,154	14,315
Tesco plc	4,571	21,877
Thomson Reuters plc	1,400	31,365
Unilever plc	302	5,724
Vodafone Group plc	38,411	67,104
Wm Morrison Supermarkets plc	4,005	14,661
		753,873
TOTAL INVESTMENT SECURITIES — 97.4%
(Cost $6,126,210)		4,308,072
OTHER ASSETS AND LIABILITIES — 2.6%		116,228
TOTAL NET ASSETS — 100.0%		$4,424,300

Market Sector Diversification
(as a % of net assets)
Financials	16.2%
Materials	12.4%
Consumer Staples	11.3%
Energy	11.1%
Health Care	9.6%
Consumer Discretionary	8.9%
Telecommunication Services	8.0%
Industrials	7.9%
Information Technology	6.4%
Utilities	5.2%
Diversified	0.4%
Other Assets and Liabilities	2.6%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

International Core Equity – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 81,932
Level 2 - Other Significant Observable Inputs	4,226,140
Level 3 - Significant Unobservable Inputs	-
$4,308,072

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 6,177,527
Gross tax appreciation of investments	$ 72,900
Gross tax depreciation of investments	(1,942,355)
Net tax appreciation (depreciation) of investments	$(1,869,455)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund ’ s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund ’ s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Equity Growth Fund

March 31, 2009

NT Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.7%

AEROSPACE & DEFENSE ― 2.9%
General Dynamics Corp.	34,342	$ 1,428,284
Goodrich Corp.	34,644	1,312,661
L-3 Communications Holdings, Inc.	2,724	184,687
Northrop Grumman Corp.	27,716	1,209,526
Raytheon Co.	10,391	404,626
		4,539,784
AIR FREIGHT & LOGISTICS ― 1.0%
C.H. Robinson Worldwide, Inc.	3,495	159,407
FedEx Corp.	6,830	303,867
United Parcel Service, Inc., Class B	22,197	1,092,536
		1,555,810
AIRLINES ― 0.1%
Southwest Airlines Co.	19,844	125,613

AUTO COMPONENTS ― 0.4%
Autoliv, Inc.	7,921	147,093
Magna International, Inc., Class A	12,927	345,797
TRW Automotive Holdings Corp.(1)	40,800	131,376
		624,266
BEVERAGES ― 2.1%
Coca-Cola Co. (The)	43,609	1,916,615
PepsiCo, Inc.	27,881	1,435,314
		3,351,929
BIOTECHNOLOGY ― 2.9%
Amgen, Inc.(1)	50,688	2,510,070
Celgene Corp.(1)	15,686	696,458
Cephalon, Inc.(1)	2,611	177,809
Gilead Sciences, Inc.(1)	23,976	1,110,568
Isis Pharmaceuticals, Inc.(1)	6,752	101,348
		4,596,253
CAPITAL MARKETS ― 3.5%
Bank of New York Mellon Corp. (The)	34,802	983,156
BlackRock, Inc.	3,005	390,770
Blackstone Group LP (The)	40,899	296,518
Federated Investors, Inc., Class B	14,453	321,724
Goldman Sachs Group, Inc. (The)	12,445	1,319,419
Knight Capital Group, Inc., Class A(1)	18,598	274,135
Morgan Stanley	29,374	668,846
Northern Trust Corp.	13,033	779,634
Raymond James Financial, Inc.	16,656	328,123
T. Rowe Price Group, Inc.	4,476	129,177
		5,491,502
CHEMICALS ― 2.1%
CF Industries Holdings, Inc.	16,753	1,191,641
FMC Corp.	12,053	519,966
Monsanto Co.	5,228	434,447
Terra Industries, Inc.	41,011	1,151,999
		3,298,053

NT Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMERCIAL BANKS ― 1.4%
Bank of Montreal	7,550	$ 197,130
PNC Financial Services Group, Inc.	5,183	151,810
Royal Bank of Canada	2,975	86,037
Toronto-Dominion Bank (The)	14,210	491,382
U.S. Bancorp.	10,754	157,116
Valley National Bancorp.	5,618	69,495
Wells Fargo & Co.	76,372	1,087,537
		2,240,507
COMMERCIAL SERVICES & SUPPLIES ― 0.8%
Pitney Bowes, Inc.	39,141	913,943
Waste Management, Inc.	12,617	322,995
		1,236,938
COMMUNICATIONS EQUIPMENT ― 2.8%
Cisco Systems, Inc.(1)	133,795	2,243,742
F5 Networks, Inc.(1)	6,605	138,375
Motorola, Inc.	37,352	157,999
Polycom, Inc.(1)	10,202	157,009
QUALCOMM, Inc.	37,475	1,458,152
Tellabs, Inc.(1)	52,566	240,752
		4,396,029
COMPUTERS & PERIPHERALS ― 3.3%
Apple, Inc.(1)	20,631	2,168,731
EMC Corp.(1)	77,910	888,174
Hewlett-Packard Co.	41,583	1,333,151
Lexmark International, Inc., Class A(1)	34,465	581,424
NCR Corp.(1)	10,783	85,725
QLogic Corp.(1)	9,345	103,916
		5,161,121
CONSTRUCTION & ENGINEERING ― 1.1%
EMCOR Group, Inc.(1)	30,585	525,144
Fluor Corp.	25,779	890,665
Shaw Group, Inc. (The)(1)	9,995	273,963
URS Corp.(1)	1,747	70,596
		1,760,368
CONSUMER FINANCE ― 0.2%
Capital One Financial Corp.	15,566	190,528
Discover Financial Services	31,293	197,459
		387,987
CONTAINERS & PACKAGING ― 0.2%
Rock-Tenn Co., Class A	8,433	228,113
Sonoco Products Co.	4,735	99,340
		327,453
DIVERSIFIED CONSUMER SERVICES ― 0.9%
Apollo Group, Inc., Class A(1)	7,621	596,953
H&R Block, Inc.	48,646	884,871
		1,481,824
DIVERSIFIED FINANCIAL SERVICES ― 2.2%
Bank of America Corp.	116,353	793,528
Citigroup, Inc.	86,548	218,966

NT Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

JPMorgan Chase & Co.	92,720	$ 2,464,498
		3,476,992
DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.1%
AT&T, Inc.	128,627	3,241,401
Embarq Corp.	2,959	111,998
Verizon Communications, Inc.	48,830	1,474,666
Windstream Corp.	253	2,039
		4,830,104
ELECTRIC UTILITIES ― 1.5%
Entergy Corp.	14,219	968,172
Exelon Corp.	6,344	287,954
FPL Group, Inc.	19,997	1,014,448
Pepco Holdings, Inc.	7,078	88,333
		2,358,907
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.5%
Celestica, Inc.(1)	201,572	717,596

ENERGY EQUIPMENT & SERVICES ― 1.4%
Diamond Offshore Drilling, Inc.	5,783	363,519
National Oilwell Varco, Inc.(1)	18,893	542,418
Noble Corp.	22,998	554,022
Patterson-UTI Energy, Inc.	11,272	100,997
Schlumberger Ltd.	16,680	677,542
		2,238,498
FOOD & STAPLES RETAILING ― 4.0%
Kroger Co. (The)	11,365	241,165
Safeway, Inc.	59,297	1,197,207
SUPERVALU, INC.	42,916	612,841
SYSCO Corp.	49,449	1,127,437
Wal-Mart Stores, Inc.	60,262	3,139,650
		6,318,300
FOOD PRODUCTS ― 3.0%
Archer-Daniels-Midland Co.	56,508	1,569,792
Dean Foods Co.(1)	13,959	252,379
General Mills, Inc.	12,222	609,633
Hershey Co. (The)	16,085	558,954
J.M. Smucker Co. (The)	24,108	898,505
Kraft Foods, Inc., Class A	34,457	768,047
		4,657,310
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.4%
Becton, Dickinson & Co.	7,102	477,538
Boston Scientific Corp.(1)	78,164	621,404
C.R. Bard, Inc.	15,167	1,209,113
Gen-Probe, Inc.(1)	6,575	299,689
Hospira, Inc.(1)	1,901	58,665
St. Jude Medical, Inc.(1)	11,606	421,646
STERIS Corp.	20,615	479,917
Varian Medical Systems, Inc.(1)	5,291	161,058
		3,729,030
HEALTH CARE PROVIDERS & SERVICES ― 1.8%
AMERIGROUP Corp.(1)	1,507	41,503
Express Scripts, Inc.(1)	12,566	580,172

NT Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Humana, Inc.(1)	13,662	$ 356,305
Magellan Health Services, Inc.(1)	7,629	278,001
Omnicare, Inc.	15,306	374,844
Owens & Minor, Inc.	9,437	312,648
Quest Diagnostics, Inc.	2,349	111,530
WellPoint, Inc.(1)	19,561	742,731
		2,797,734
HOTELS, RESTAURANTS & LEISURE ― 1.3%
McDonald's Corp.	26,792	1,462,040
Panera Bread Co., Class A(1)	7,317	409,020
Starwood Hotels & Resorts Worldwide, Inc.	2,046	25,984
WMS Industries, Inc.(1)	9,680	202,409
		2,099,453
HOUSEHOLD DURABLES ― 0.6%
NVR, Inc.(1)	2,348	1,004,357

HOUSEHOLD PRODUCTS ― 3.1%
Clorox Co.	13,538	696,936
Colgate-Palmolive Co.	7,067	416,812
Kimberly-Clark Corp.	9,197	424,074
Procter & Gamble Co. (The)	69,940	3,293,474
		4,831,296
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 1.0%
Mirant Corp.(1)	58,169	663,126
NRG Energy, Inc.(1)	55,833	982,661
		1,645,787
INDUSTRIAL CONGLOMERATES ― 1.7%
3M Co.	15,486	769,964
General Electric Co.	189,668	1,917,543
		2,687,507
INSURANCE ― 2.0%
ACE Ltd.	11,805	476,922
American Financial Group, Inc.	12,028	193,049
Aspen Insurance Holdings Ltd.	18,994	426,605
Berkshire Hathaway, Inc., Class A(1)	8	693,600
Chubb Corp.	11,797	499,249
Endurance Specialty Holdings Ltd.	4,201	104,773
MetLife, Inc.	19,910	453,351
Odyssey Re Holdings Corp.	394	14,945
Prudential Financial, Inc.	17,311	329,255
		3,191,749
INTERNET & CATALOG RETAIL ― 0.5%
Amazon.com, Inc.(1)	5,403	396,796
Netflix, Inc.(1)	9,583	411,303
		808,099
INTERNET SOFTWARE & SERVICES ― 1.5%
Google, Inc., Class A(1)	5,539	1,927,904
Sohu.com, Inc.(1)	9,555	394,717
		2,322,621
IT SERVICES ― 4.3%
Accenture Ltd., Class A	26,480	727,935
Affiliated Computer Services, Inc., Class A(1)	7,119	340,929

NT Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Alliance Data Systems Corp.(1)	14,454	$ 534,075
Broadridge Financial Solutions, Inc.	20,668	384,632
International Business Machines Corp.	40,353	3,909,802
SAIC, Inc.(1)	19,914	371,794
Visa, Inc., Class A	8,486	471,822
		6,740,989
LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Polaris Industries, Inc.	10,035	215,150

MACHINERY ― 1.0%
AGCO Corp.(1)	62,653	1,227,999
Dover Corp.	2,738	72,228
Flowserve Corp.	5,564	312,252
		1,612,479
MEDIA ― 2.0%
CBS Corp., Class B	58,786	225,738
Comcast Corp., Class A	132,443	1,806,522
DISH Network Corp., Class A(1)	15,891	176,549
Interpublic Group of Cos., Inc. (The)(1)	10,638	43,829
Time Warner Cable, Inc.	8,519	211,266
Time Warner, Inc.	33,938	655,003
		3,118,907
METALS & MINING ― 0.3%
Cliffs Natural Resources, Inc.	8,806	159,917
Compass Minerals International, Inc.	3,164	178,355
United States Steel Corp.	4,564	96,437
		434,709
MULTILINE RETAIL ― 1.6%
Dollar Tree, Inc.(1)	21,868	974,220
Family Dollar Stores, Inc.	47,844	1,596,554
		2,570,774
MULTI-UTILITIES ― 0.9%
CenterPoint Energy, Inc.	97,029	1,012,012
Public Service Enterprise Group, Inc.	15,021	442,669
		1,454,681
OIL, GAS & CONSUMABLE FUELS ― 12.7%
Alpha Natural Resources, Inc.(1)	12,886	228,727
Anadarko Petroleum Corp.	26,697	1,038,246
Apache Corp.	9,987	640,067
Chevron Corp.	52,994	3,563,317
ConocoPhillips	68,173	2,669,655
Devon Energy Corp.	9,994	446,632
Exxon Mobil Corp.	131,662	8,966,182
Frontline Ltd.	9,124	158,666
McMoRan Exploration Co.(1)	28,946	136,046
Occidental Petroleum Corp.	20,328	1,131,253
Peabody Energy Corp.	14,604	365,684
Sunoco, Inc.	8,620	228,258
Valero Energy Corp.	29,058	520,138
		20,092,871
PHARMACEUTICALS ― 8.6%
Abbott Laboratories	30,474	1,453,610

NT Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Eli Lilly & Co.	36,263	$ 1,211,547
Endo Pharmaceuticals Holdings, Inc.(1)	12,727	225,013
Forest Laboratories, Inc.(1)	19,803	434,874
Johnson & Johnson	80,433	4,230,776
King Pharmaceuticals, Inc.(1)	64,552	456,383
Merck & Co., Inc.	49,935	1,335,761
Pfizer, Inc.	164,880	2,245,666
Schering-Plough Corp.	50,351	1,185,766
Sepracor, Inc.(1)	20,241	296,733
Watson Pharmaceuticals, Inc.(1)	15,930	495,582
		13,571,711
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.2%
Host Hotels & Resorts, Inc.	11,253	44,112
Simon Property Group, Inc.	7,037	243,761
		287,873
ROAD & RAIL ― 0.9%
Burlington Northern Santa Fe Corp.	6,643	399,576
CSX Corp.	8,905	230,194
Norfolk Southern Corp.	8,734	294,773
Union Pacific Corp.	11,998	493,238
		1,417,781
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.4%
Analog Devices, Inc.	8,518	164,142
Applied Materials, Inc.	39,684	426,603
Broadcom Corp., Class A(1)	14,126	282,237
Intel Corp.	86,610	1,303,480
Linear Technology Corp.	14,211	326,569
LSI Corp.(1)	110,877	337,066
National Semiconductor Corp.	4,996	51,309
Skyworks Solutions, Inc.(1)	47,330	381,480
Texas Instruments, Inc.	32,539	537,219
		3,810,105
SOFTWARE ― 4.5%
Microsoft Corp.	225,661	4,145,392
Novell, Inc.(1)	23,441	99,859
Oracle Corp.(1)	74,922	1,353,840
Quest Software, Inc.(1)	5,506	69,816
Sybase, Inc.(1)	23,206	702,910
Symantec Corp.(1)	26,873	401,483
Synopsys, Inc.(1)	18,381	381,038
		7,154,338
SPECIALTY RETAIL ― 1.7%
AutoZone, Inc.(1)	2,387	388,174
Gap, Inc. (The)	91,359	1,186,753
Home Depot, Inc. (The)	17,642	415,646
RadioShack Corp.	18,778	160,927
Sherwin-Williams Co. (The)	6,812	354,020
Tractor Supply Co.(1)	3,097	111,678
		2,617,198

NT Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

TEXTILES, APPAREL & LUXURY GOODS ― 0.2%
Polo Ralph Lauren Corp.	8,375	$ 353,844

TOTAL COMMON STOCKS
(Cost $179,504,702)		155,744,187
TEMPORARY CASH INVESTMENTS — 1.1%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	68,291	68,291

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 7.50%, 11/15/24, valued at $1,732,760), in a joint trading account at 0.10%, dated 3/31/09, due 4/1/09 (Delivery value $1,700,005)		1,700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,768,291)		1,768,291

TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $181,272,993)		157,512,478
OTHER ASSETS AND LIABILITIES — 0.2%		327,827
TOTAL NET ASSETS — 100.0%		$157,840,305

Notes to Schedule of Investments

(1)	Non-income producing.

NT Equity Growth – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 155,812,478
Level 2 - Other Significant Observable Inputs	1,700,000
Level 3 - Significant Unobservable Inputs	-
$ 157,512,478

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 192,056,476
Gross tax appreciation of investments	$ 2,410,066
Gross tax depreciation of investments	(36,954,064)
Net tax appreciation (depreciation) of investments	$ (34,543,998)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund ’ s portfolio holdings as of the date on t he schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund ’ s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Small Company Fund

March 31, 2009

NT Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.5%
AEROSPACE & DEFENSE ― 2.3%
AeroVironment, Inc.(1)	2,241	$ 46,837
American Science & Engineering, Inc.	1,269	70,810
Applied Signal Technology, Inc.	1,855	37,527
Ceradyne, Inc.(1)	3,640	65,993
Cubic Corp.	2,408	60,995
Esterline Technologies Corp.(1)	4,134	83,465
Moog, Inc., Class A(1)	4,442	101,589
Orbital Sciences Corp.(1)	8,907	105,904
Teledyne Technologies, Inc.(1)	5,238	139,750
TransDigm Group, Inc.(1)	2,677	87,913
Triumph Group, Inc.	2,482	94,812
		895,595
AIR FREIGHT & LOGISTICS ― 0.3%
Hub Group, Inc., Class A(1)	5,702	96,934

AIRLINES ― 0.3%
SkyWest, Inc.	8,387	104,334

AUTO COMPONENTS ― 0.4%
Autoliv, Inc.	615	11,421
Fuel Systems Solutions, Inc.(1)	1,805	24,331
Hawk Corp., Class A(1)	7,135	82,409
Stoneridge, Inc.(1)	707	1,492
Superior Industries International, Inc.	2,835	33,595
		153,248
BIOTECHNOLOGY ― 1.3%
Alkermes, Inc.(1)	778	9,437
Cubist Pharmaceuticals, Inc.(1)	10,716	175,314
CV Therapeutics, Inc.(1)	4,934	98,088
Emergent Biosolutions, Inc.(1)	2,261	30,546
Enzon Pharmaceuticals, Inc.(1)	4,562	27,691
Martek Biosciences Corp.(1)	8,579	156,567
		497,643
BUILDING PRODUCTS ― 0.7%
Apogee Enterprises, Inc.	4,174	45,830
Gibraltar Industries, Inc.	3,798	17,927
Lennox International, Inc.	3,756	99,384
NCI Building Systems, Inc.(1)	3,113	6,911
Simpson Manufacturing Co., Inc.	5,465	98,479
		268,531
CAPITAL MARKETS ― 1.8%
Calamos Asset Management, Inc., Class A	16,805	80,832
Evercore Partners, Inc., Class A	1,146	17,706
Greenhill & Co., Inc.	823	60,779
Investment Technology Group, Inc.(1)	6,416	163,736
Knight Capital Group, Inc., Class A(1)	4,912	72,403
LaBranche & Co., Inc.(1)	5,649	21,127
optionsXpress Holdings, Inc.	6,626	75,338
Stifel Financial Corp.(1)	677	29,321
SWS Group, Inc.	4,195	65,148

NT Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

thinkorswim Group, Inc.(1)	938	$ 8,104
TradeStation Group, Inc.(1)	13,339	88,037
		682,531
CHEMICALS ― 1.0%
A. Schulman, Inc.	4,117	55,785
CF Industries Holdings, Inc.	1,588	112,955
Innophos Holdings, Inc.	2,090	23,575
Koppers Holdings, Inc.	7,639	110,918
Minerals Technologies, Inc.	333	10,673
OM Group, Inc.(1)	2,395	46,271
Scotts Miracle-Gro Co. (The), Class A	680	23,596
		383,773
COMMERCIAL BANKS ― 4.8%
Bank of Hawaii Corp.	3,832	126,379
Central Pacific Financial Corp.	4,216	23,610
City National Corp.	1,351	45,623
Commerce Bancshares, Inc.	4,009	145,527
Community Bank System, Inc.	4,887	81,857
CVB Financial Corp.	6,828	45,270
FirstMerit Corp.	2,651	48,248
Glacier Bancorp., Inc.	9,001	141,406
NBT Bancorp., Inc.	5,103	110,429
PacWest Bancorp.	1,636	23,444
Prosperity Bancshares, Inc.	6,092	166,616
Signature Bank(1)	6,017	169,860
Sterling Bancshares, Inc.	10,795	70,599
SVB Financial Group(1)	4,938	98,809
TCF Financial Corp.	3,566	41,936
Tompkins Financial Corp.	982	42,226
Trustmark Corp.	2,324	42,715
UMB Financial Corp.	5,701	242,238
United Bankshares, Inc.	2,350	40,514
Valley National Bancorp.	7,531	93,158
Westamerica Bancorp.	989	45,059
Wilshire Bancorp., Inc.	3,987	20,573
		1,866,096
COMMERCIAL SERVICES & SUPPLIES ― 2.1%
ABM Industries, Inc.	6,413	105,173
ATC Technology Corp.(1)	3,305	37,016
Comfort Systems USA, Inc.	5,477	56,796
Knoll, Inc.	22,085	135,381
PRG-Schultz International, Inc.(1)	4,053	11,511
SYKES Enterprises, Inc.(1)	4,785	79,575
Tetra Tech, Inc.(1)	9,728	198,257
Waste Connections, Inc.(1)	6,855	176,173
		799,882
COMMUNICATIONS EQUIPMENT ― 2.6%
Arris Group, Inc.(1)	20,460	150,790
Avocent Corp.(1)	3,619	43,935
Bel Fuse, Inc., Class B	228	3,064
Black Box Corp.	1,769	41,766
Blue Coat Systems, Inc.(1)	5,511	66,187

NT Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Comtech Telecommunications Corp.(1)	3,674	$ 91,005
EMS Technologies, Inc.(1)	2,296	40,088
Harmonic, Inc.(1)	14,225	92,463
InterDigital, Inc.(1)	8,459	218,411
Neutral Tande, Inc.(1)	2,483	61,107
PC-Tel, Inc.	2,585	11,116
Symmetricom, Inc.(1)	6,394	22,379
Tekelec(1)	13,444	177,864
		1,020,175
COMPUTERS & PERIPHERALS ― 1.1%
Adaptec, Inc.(1)	12,269	29,446
Hutchinson Technology, Inc.(1)	2,721	7,075
Lexmark International, Inc., Class A(1)	8,474	142,956
Novatel Wireless, Inc.(1)	5,881	33,051
Synaptics, Inc.(1)	7,871	210,628
		423,156
CONSTRUCTION & ENGINEERING ― 1.4%
EMCOR Group, Inc.(1)	19,797	339,915
Insituform Technologies, Inc., Class A(1)	5,535	86,567
Michael Baker Corp.(1)	4,224	109,824
		536,306
CONSUMER FINANCE ― 0.4%
Cash America International, Inc.	4,116	64,457
First Cash Financial Services, Inc.(1)	3,859	57,576
World Acceptance Corp.(1)	2,365	40,441
		162,474
CONTAINERS & PACKAGING ― 2.1%
Crown Holdings, Inc.(1)	6,348	144,290
Rock-Tenn Co., Class A	16,897	457,064
Silgan Holdings, Inc.	3,999	210,107
		811,461
DIVERSIFIED CONSUMER SERVICES ― 0.9%
Capella Education Co.(1)	2,644	140,132
Hillenbrand, Inc.	8,852	141,721
Pre-Paid Legal Services, Inc.(1)	1,141	33,123
Universal Technical Institute, Inc.(1)	2,692	32,304
		347,280
DIVERSIFIED FINANCIAL SERVICES ― 0.4%
Financial Federal Corp.	3,741	79,235
Interactive Brokers Group, Inc., Class A(1)	5,709	92,086
		171,321
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.9%
CenturyTel, Inc.	12,196	342,952

ELECTRIC UTILITIES ― 1.2%
Central Vermont Public Service Corp.	5,645	97,659
Cleco Corp.	8,354	181,198
Maine & Maritimes Corp.	637	22,295
UniSource Energy Corp.	5,189	146,278
		447,430

NT Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

ELECTRICAL EQUIPMENT ― 1.1%
Acuity Brands, Inc.	5,929	$ 133,640
Brady Corp., Class A	9,084	160,151
GrafTech International Ltd.(1)	8,584	52,877
Hubbell, Inc., Class B	3,226	86,973
		433,641
ELECTRONIC EQUIPMENT & INSTRUMENTS ― 2.6%
Benchmark Electronics, Inc.(1)	10,082	112,918
Brightpoint, Inc.(1)	7,298	31,235
Celestica, Inc.(1)	47,992	170,852
Cognex Corp.	6,909	92,235
Coherent, Inc.(1)	640	11,040
CTS Corp.	4,798	17,321
Dolby Laboratories, Inc., Class A(1)	2,664	90,869
Electro Scientific Industries, Inc.(1)	4,907	29,049
Gerber Scientific, Inc.(1)	4,171	9,969
Insight Enterprises, Inc.(1)	3,681	11,264
Itron, Inc.(1)	3,219	152,420
Keithley Instruments, Inc.	1,006	3,410
LoJack Corp.(1)	2,217	10,043
Mercury Computer Systems, Inc.(1)	2,258	12,487
Methode Electronics, Inc.	34,533	123,628
Newport Corp.(1)	5,607	24,783
Radisys Corp.(1)	3,392	20,555
SYNNEX Corp.(1)	2,751	54,112
TTM Technologies, Inc.(1)	6,012	34,870
		1,013,060
ENERGY EQUIPMENT & SERVICES ― 2.5%
Atwood Oceanics, Inc.(1)	8,026	133,151
Basic Energy Services, Inc.(1)	15,909	102,931
CARBO Ceramics, Inc.	3,083	87,681
Dril-Quip, Inc.(1)	4,448	136,554
Lufkin Industries, Inc.	2,122	80,381
Matrix Service Co.(1)	3,917	32,198
Oil States International, Inc.(1)	13,903	186,578
SEACOR Holdings, Inc.(1)	1,300	75,803
Unit Corp.(1)	7,150	149,578
		984,855
FOOD & STAPLES RETAILING ― 0.6%
Nash Finch Co.	2,132	59,888
Spartan Stores, Inc.	3,367	51,885
United Natural Foods, Inc.(1)	6,283	119,189
		230,962
FOOD PRODUCTS ― 2.9%
American Italian Pasta Co., Class A(1)	2,102	73,171
Darling International, Inc.(1)	11,884	44,090
Diamond Foods, Inc.	2,363	65,998
Green Mountain Coffee Roasters, Inc.(1)	2,621	125,808
J&J Snack Foods Corp.	2,030	70,218
Lancaster Colony Corp.	1,941	80,513
Overhill Farms, Inc.(1)	11,479	43,850
Ralcorp Holdings, Inc.(1)	3,699	199,302

NT Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Sanderson Farms, Inc.	2,488	$ 93,424
TreeHouse Foods, Inc.(1)	11,109	319,828
		1,116,202
GAS UTILITIES ― 4.4%
Atmos Energy Corp.	13,371	309,138
Laclede Group, Inc. (The)	7,890	307,552
New Jersey Resources Corp.	6,155	209,147
Northwest Natural Gas Co.	3,650	158,483
Piedmont Natural Gas Co., Inc.	6,829	176,803
South Jersey Industries, Inc.	5,217	182,595
Southwest Gas Corp.	1,806	38,052
UGI Corp.	11,042	260,702
WGL Holdings, Inc.	1,679	55,071
		1,697,543
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.5%
American Medical Systems Holdings, Inc.(1)	11,692	130,366
CONMED Corp.(1)	8,714	125,569
Cooper Cos., Inc. (The)	5,127	135,558
Cyberonics, Inc.(1)	5,093	67,584
Edwards Lifesciences Corp.(1)	1,067	64,692
Greatbatch, Inc.(1)	3,478	67,299
Haemonetics Corp.(1)	3,706	204,126
ICU Medical, Inc.(1)	1,791	57,527
Invacare Corp.	14,251	228,444
Kensey Nash Corp.(1)	4,028	85,676
Palomar Medical Technologies, Inc.(1)	1,625	11,797
STERIS Corp.	1,281	29,822
Thoratec Corp.(1)	6,416	164,827
		1,373,287
HEALTH CARE PROVIDERS & SERVICES ― 6.3%
AMERIGROUP Corp.(1)	14,278	393,216
Amsurg Corp.(1)	3,271	51,845
Catalyst Health Solutions, Inc.(1)	5,571	110,417
Centene Corp.(1)	16,888	304,322
Chemed Corp.	3,340	129,926
Emergency Medical Services Corp., Class A(1)	4,257	133,627
Gentiva Health Services, Inc.(1)	5,326	80,955
Healthspring, Inc.(1)	7,744	64,817
HMS Holdings Corp.(1)	3,780	124,362
LHC Group, Inc.(1)	4,469	99,569
Magellan Health Services, Inc.(1)	6,060	220,826
Molina Healthcare, Inc.(1)	2,074	39,448
MWI Veterinary Supply, Inc.(1)	1,746	49,726
Owens & Minor, Inc.	9,883	327,424
PharMerica Corp.(1)	4,822	80,238
PSS World Medical, Inc.(1)	10,510	150,819
RehabCare Group, Inc.(1)	4,256	74,225
		2,435,762
HEALTH CARE TECHNOLOGY ― 0.1%
Computer Programs & Systems, Inc.	1,647	54,796

NT Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

HOTELS, RESTAURANTS & LEISURE ― 3.4%
AFC Enterprises, Inc.(1)	15,203	$ 68,566
Bally Technologies, Inc.(1)	4,935	90,903
Bob Evans Farms, Inc.	2,027	45,445
California Pizza Kitchen, Inc.(1)	3,556	46,513
CEC Entertainment, Inc.(1)	11,265	291,538
Choice Hotels International, Inc.	6,220	160,600
Cracker Barrel Old Country Store, Inc.	3,239	92,765
DineEquity, Inc.	500	5,930
Einstein Noah Restaurant Group, Inc.(1)	1,611	9,392
Panera Bread Co., Class A(1)	4,613	257,867
PF Chang's China Bistro, Inc.(1)	3,878	88,729
Ruth's Hospitality Group, Inc.(1)	2,364	2,860
WMS Industries, Inc.(1)	7,499	156,804
		1,317,912
HOUSEHOLD DURABLES ― 0.2%
Meritage Homes Corp.(1)	4,514	51,550
Universal Electronics, Inc.(1)	876	15,855
		67,405
HOUSEHOLD PRODUCTS ― 0.2%
Central Garden and Pet Co., Class A(1)	10,626	79,907

INDUSTRIAL CONGLOMERATES ― 0.1%
Tredegar Corp.	2,773	45,283

INSURANCE ― 3.8%
Allied World Assurance Co. Holdings Ltd.	6,604	251,150
American Financial Group, Inc.	9,806	157,386
AMERISAFE, Inc.(1)	5,923	90,740
Aspen Insurance Holdings Ltd.	14,916	335,013
Delphi Financial Group, Inc., Class A	6,148	82,752
Navigators Group, Inc. (The)(1)	2,001	94,407
Platinum Underwriters Holdings Ltd.	11,349	321,858
Tower Group, Inc.	5,369	132,239
		1,465,545
INTERNET & CATALOG RETAIL ― 0.4%
1-800-FLOWERS.COM, Inc., Class A(1)	1,471	3,045
HSN, Inc.(1)	3,616	18,586
NutriSystem, Inc.	4,232	60,391
PetMed Express, Inc.(1)	3,380	55,703
Ticketmaster Entertainment, Inc.(1)	5,844	21,564
		159,289
INTERNET SOFTWARE & SERVICES ― 1.3%
Dice Holdings, Inc.(1)	2,026	5,632
EarthLink, Inc.(1)	28,977	190,379
j2 Global Communications, Inc.(1)	7,150	156,514
Open Text Corp.(1)	3,478	119,782
United Online, Inc.	11,577	51,633
		523,940
IT SERVICES ― 4.4%
Acxiom Corp.	18,627	137,840
Broadridge Financial Solutions, Inc.	11,028	205,231
CACI International, Inc., Class A(1)	4,518	164,862

NT Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

CIBER, Inc.(1)	12,567	$ 34,308
CSG Systems International, Inc.(1)	20,860	297,881
Cybersource Corp.(1)	9,703	143,701
Global Cash Access Holdings, Inc.(1)	17,557	67,068
Heartland Payment Systems, Inc.	3,161	20,894
Hewitt Associates, Inc., Class A(1)	5,168	153,800
ManTech International Corp., Class A(1)	3,315	138,898
MAXIMUS, Inc.	2,421	96,501
SAIC, Inc.(1)	6,954	129,831
Wright Express Corp.(1)	5,798	105,640
		1,696,455
LEISURE EQUIPMENT & PRODUCTS ― 0.6%
JAKKS Pacific, Inc.(1)	3,831	47,313
Polaris Industries, Inc.	5,921	126,946
Pool Corp.	2,901	38,874
Sport Supply Group, Inc.	2,189	12,521
Sturm, Ruger & Co., Inc.(1)	719	8,865
		234,519
LIFE SCIENCES TOOLS & SERVICES ― 0.7%
Bio-Rad Laboratories, Inc., Class A(1)	1,188	78,289
Dionex Corp.(1)	2,704	127,764
Life Technologies Corp.(1)	2,281	74,087
		280,140
MACHINERY ― 2.4%
Altra Holdings, Inc.(1)	2,986	11,586
Chart Industries, Inc.(1)	6,547	51,590
CIRCOR International, Inc.	2,453	55,242
EnPro Industries, Inc.(1)	5,632	96,307
ESCO Technologies, Inc.(1)	1,347	52,129
Gardner Denver, Inc.(1)	11,502	250,053
Lydall, Inc.(1)	2,073	6,157
Robbins & Myers, Inc.	16,098	244,207
Tecumseh Products Co., Class A(1)	1,329	6,007
Toro Co.	3,913	94,616
Watts Water Technologies, Inc., Class A	4,193	82,015
		949,909
MARINE ― 0.9%
Kirby Corp.(1)	12,827	341,711

MEDIA ― 0.5%
DreamWorks Animation SKG, Inc., Class A(1)	8,212	177,708
E.W. Scripps Co., Class A	4,242	5,727
Mediacom Communications Corp., Class A(1)	3,787	15,261
		198,696
METALS & MINING ― 0.6%
Brush Engineered Materials, Inc.(1)	2,850	39,529
Compass Minerals International, Inc.	3,323	187,318
		226,847
MULTILINE RETAIL ― 1.1%
Dollar Tree, Inc.(1)	8,275	368,651
Fred's, Inc., Class A	5,733	64,668
		433,319

NT Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

MULTI-INDUSTRY ― 0.9%
SPDR KBW Regional Banking ETF	18,834	$ 361,989

MULTI-UTILITIES ― 0.3%
Avista Corp.	858	11,823
CH Energy Group, Inc.	2,317	108,668
		120,491
OIL, GAS & CONSUMABLE FUELS ― 1.1%
Alpha Natural Resources, Inc.(1)	3,399	60,332
Goodrich Petroleum Corp.(1)	1,143	22,129
Penn Virginia Corp.	6,349	69,712
Petroleum Development Corp.(1)	2,289	27,033
St. Mary Land & Exploration Co.	9,123	120,697
World Fuel Services Corp.	4,407	139,394
		439,297
PAPER & FOREST PRODUCTS ― 0.2%
Buckeye Technologies, Inc.(1)	14,923	31,786
Clearwater Paper Corp.(1)	1,945	15,618
KapStone Paper and Packaging Corp.(1)	7,022	17,274
		64,678
PERSONAL PRODUCTS ― 0.4%
Chattem, Inc.(1)	2,714	152,120

PHARMACEUTICALS ― 1.4%
King Pharmaceuticals, Inc.(1)	22,778	161,040
Matrixx Initiatives, Inc.(1)	1,720	28,208
Medicis Pharmaceutical Corp., Class A	15,887	196,522
Questcor Pharmaceuticals, Inc.(1)	2,408	11,847
Salix Pharmaceuticals Ltd.(1)	6,761	64,230
Sucampo Pharmaceuticals, Inc., Class A(1)	1,089	6,676
ViroPharma, Inc.(1)	11,418	59,945
VIVUS, Inc.(1)	4,513	19,496
		547,964
PROFESSIONAL SERVICES ― 1.2%
COMSYS IT Partners, Inc.(1)	15,303	33,820
Heidrick & Struggles International, Inc.	2,357	41,813
On Assignment, Inc.(1)	1,722	4,667
Spherion Corp.(1)	7,405	15,402
Watson Wyatt Worldwide, Inc., Class A	7,473	368,942
		464,644
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 4.7%
Corporate Office Properties Trust	2,622	65,104
Equity Lifestyle Properties, Inc.	9,657	367,932
Home Properties, Inc.	4,646	142,400
Kilroy Realty Corp.	4,975	85,520
Mid-America Apartment Communities, Inc.	4,235	130,565
National Retail Properties, Inc.	11,044	174,937
PS Business Parks, Inc.	3,389	124,885
Realty Income Corp.	3,863	72,702
Senior Housing Properties Trust	16,383	229,690
Sovran Self Storage, Inc.	3,210	64,457
Tanger Factory Outlet Centers	4,703	145,134

NT Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Taubman Centers, Inc.	12,866	$ 219,236
		1,822,562
ROAD & RAIL ― 1.1%
Arkansas Best Corp.	3,586	68,206
Heartland Express, Inc.	9,834	145,641
Knight Transportation, Inc.	7,860	119,158
Old Dominion Freight Line, Inc.(1)	4,135	97,131
		430,136
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.8%
Actel Corp.(1)	4,078	41,269
Advanced Energy Industries, Inc.(1)	4,593	34,585
ASM International NV(1)	9,571	78,961
Cirrus Logic, Inc.(1)	971	3,651
Cohu, Inc.	3,315	23,868
Cypress Semiconductor Corp.(1)	35,694	241,648
Exar Corp.(1)	9,553	59,611
FEI Co.(1)	5,571	85,961
Integrated Device Technology, Inc.(1)	11,033	50,200
Micrel, Inc.	7,403	52,117
MKS Instruments, Inc.(1)	7,340	107,678
Pericom Semiconductor Corp.(1)	3,545	25,914
Rudolph Technologies, Inc.(1)	4,860	14,726
Silicon Image, Inc.(1)	35,346	84,830
Silicon Laboratories, Inc.(1)	2,523	66,607
Skyworks Solutions, Inc.(1)	45,537	367,028
Standard Microsystems Corp.(1)	11,669	217,043
Ultratech, Inc.(1)	3,303	41,255
Varian Semiconductor Equipment Associates, Inc.(1)	10,574	229,033
Volterra Semiconductor Corp.(1)	6,964	58,776
		1,884,761
SOFTWARE ― 4.2%
Blackbaud, Inc.	771	8,951
Blackboard, Inc.(1)	3,245	102,996
Epicor Software Corp.(1)	6,932	26,411
Informatica Corp.(1)	13,352	177,048
JDA Software Group, Inc.(1)	4,352	50,266
Manhattan Associates, Inc.(1)	400	6,928
Mentor Graphics Corp.(1)	13,687	60,770
NetScout Systems, Inc.(1)	4,076	29,184
Progress Software Corp.(1)	5,933	102,997
Quest Software, Inc.(1)	2,911	36,912
Soapstone Networks, Inc.(1)	8,605	30,806
SPSS, Inc.(1)	6,199	176,238
Sybase, Inc.(1)	10,562	319,923
Synopsys, Inc.(1)	13,906	288,271
Take-Two Interactive Software, Inc.	12,047	100,592
Taleo Corp., Class A(1)	4,261	50,365
TeleCommunication Systems, Inc., Class A(1)	723	6,630
Tyler Technologies, Inc.(1)	4,307	63,011
		1,638,299
SPECIALTY RETAIL ― 4.5%
Aaron Rents, Inc.	10,765	286,995

NT Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares	Value

Aeropostale, Inc.(1)	4,249	$ 112,853
Cabela's, Inc.(1)	5,580	50,834
Cato Corp. (The), Class A	4,425	80,889
Children's Place Retail Stores, Inc. (The)(1)	3,677	80,490
Dress Barn, Inc. (The)(1)	6,482	79,664
Finish Line, Inc. (The), Class A	8,089	53,549
Genesco, Inc.(1)	13,361	251,588
Hibbett Sports, Inc.(1)	4,130	79,379
Hot Topic, Inc.(1)	13,596	152,139
Jo-Ann Stores, Inc.(1)	16,798	274,479
Stage Stores, Inc.	5,980	60,278
Tractor Supply Co.(1)	5,640	203,378
		1,766,515
TEXTILES, APPAREL & LUXURY GOODS ― 1.4%
Carter's, Inc.(1)	8,263	155,427
Fossil, Inc.(1)	6,549	102,819
Maidenform Brands, Inc.(1)	2,776	25,428
Steven Madden Ltd.(1)	2,295	43,100
True Religion Apparel, Inc.(1)	2,651	31,308
Unifirst Corp.	2,380	66,259
Volcom, Inc.(1)	2,468	23,940
Wolverine World Wide, Inc.	7,313	113,937
		562,218
THRIFTS & MORTGAGE FINANCE ― 0.9%
Brookline Bancorp., Inc.	6,219	59,081
Charter Financial Corp.	787	6,886
First Niagara Financial Group, Inc.	11,518	125,546
Provident Financial Services, Inc.	5,660	61,185
TrustCo Bank Corp. NY	16,819	101,250
		353,948
TRADING COMPANIES & DISTRIBUTORS ― 0.3%
WESCO International, Inc.(1)	7,312	132,493

WIRELESS TELECOMMUNICATION SERVICES ― 0.5%
Syniverse Holdings, Inc.(1)	11,530	181,713

TOTAL COMMON STOCKS
(Cost $43,504,765)		38,295,935
TEMPORARY CASH INVESTMENTS — 1.6%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	37,678	37,678

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 7.50%, 11/15/24, valued at $611,562), in a joint trading account at 0.10%, dated 3/31/09, due 4/1/09 (Delivery value $600,002)		600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $637,678)		637,678

TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $44,142,443)		38,933,613
OTHER ASSETS AND LIABILITIES — (0.1)%		(25,151)
TOTAL NET ASSETS — 100.0%		$38,908,462

NT Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.

NT Small Company – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of March 31, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 38,333,613
Level 2 - Other Significant Observable Inputs	600,000
Level 3 - Significant Unobservable Inputs	-
$ 38,933,613

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 47,309,407
Gross tax appreciation of investments	$ 905,210
Gross tax depreciation of investments	(9,281,004)
Net tax appreciation (depreciation) of investments	$ (8,375,794)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 29, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2009